RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 65.9%
	AUTOMOTIVE - 2.3%
3,063	Tesla, Inc.(a)	$801,373

	BANKING - 4.7%
7,852	JPMorgan Chase & Company	1,655,673

	BIOTECH & PHARMA - 1.9%
2,022	Johnson & Johnson	327,686
2,865	Merck & Company, Inc.	325,349
		653,035
	E-COMMERCE DISCRETIONARY - 4.7%
8,848	Amazon.com, Inc.(a)	1,648,648

	INSURANCE - 8.7%
2	Berkshire Hathaway, Inc., Class A(a)	1,382,360
3,639	Berkshire Hathaway, Inc., Class B(a)	1,674,886
		3,057,246
	INTERNET MEDIA & SERVICES - 10.0%
10,432	Alphabet, Inc., Class A	1,730,147
3,115	Meta Platforms, Inc., Class A	1,783,151
		3,513,298
	OIL & GAS PRODUCERS - 4.0%
11,942	Exxon Mobil Corporation	1,399,841

	RETAIL - CONSUMER STAPLES - 3.8%
16,455	Walmart, Inc.	1,328,741

	SEMICONDUCTORS - 9.1%
1,515	Advanced Micro Devices, Inc.(a)	248,581
382	ASML Holding N.V.	318,301
2,843	Broadcom, Inc.	490,418
10,466	Intel Corporation	245,532
1,089	Micron Technology, Inc.	112,940
9,193	NVIDIA Corporation	1,116,397
2,750	QUALCOMM, Inc.	467,638

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 65.9% (Continued)
	SEMICONDUCTORS - 9.1% (Continued)
1,371	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	$238,102
		3,237,909
	SOFTWARE - 7.1%
3,814	Microsoft Corporation	1,641,165
11,452	Palantir Technologies, Inc., Class A(a)	426,014
1,223	Palo Alto Networks, Inc.(a)	418,021
		2,485,200
	TECHNOLOGY HARDWARE - 5.6%
7,713	Apple, Inc.	1,797,129
3,557	Corning, Inc.	160,599
		1,957,728
	TECHNOLOGY SERVICES - 4.0%
6,351	International Business Machines Corporation	1,404,079

	TOTAL COMMON STOCKS (Cost $18,487,251)	23,142,771

	EXCHANGE-TRADED FUNDS — 24.1%
	EQUITY - 24.1%
749	Financial Select Sector SPDR Fund	33,945
6,514	Health Care Select Sector SPDR Fund	1,003,286
8,012	iShares Cybersecurity and Tech ETF	390,505
6,290	iShares S&P 500 Value ETF	1,240,199
9,536	iShares U.S. Aerospace & Defense ETF	1,426,967
1,038	SPDR S&P 500 ETF Trust	595,563
6,841	Technology Select Sector SPDR Fund	1,544,424
2,729	Vanguard Information Technology ETF	1,600,613
1,188	Vanguard S&P 500 ETF	626,872
		8,462,374

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,032,654)	8,462,374

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.6%
	MONEY MARKET FUNDS - 6.6%
2,320,711	First American Treasury Obligations Fund, Class X, 4.81% (Cost $2,320,711)(b)	$2,320,711

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 1.2%
	CALL OPTIONS PURCHASED - 1.0%
75	S&P Emini Future, Maturing December 2024	WED	10/18/2024	$5,770	$21,637,500	$348,750
	TOTAL CALL OPTIONS PURCHASED (Cost - $180,938)

	PUT OPTIONS PURCHASED - 0.2%
75	S&P Emini Future, Maturing December 2024	WED	11/15/2024	$5,100	$19,125,000	$60,938
33	S&P Emini Future, Maturing December 2024	WED	10/18/2024	5,550	9,157,500	23,925
	TOTAL PUT OPTIONS PURCHASED (Cost - $422,550)					84,863

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $603,488)					433,613

	TOTAL INVESTMENTS - 97.8% (Cost $29,444,104)					$34,359,469
	CALL OPTIONS WRITTEN - (1.3)% (Premiums received - $189,750)					(458,700)
	PUT OPTIONS WRITTEN — (0.0)%(d) (Premiums received - $2,263)					(1,163)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.5%					1,239,642
	NET ASSETS - 100.0%					$35,139,248

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (1.3)%
	CALL OPTIONS WRITTEN- (1.3)%
33	S&P Emini Future, Maturing December 2024	WED	10/18/2024	$5,550	$9,157,500	$458,700
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $189,750)

	PUT OPTIONS WRITTEN — (0.0)%(d)
1	S&P Emini Future, Maturing December 2024	WED	12/20/2024	$4,900	$245,000	$1,163
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $2,263)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $192,013)					$459,863

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation
38	CBOE Volatility Index Future	10/16/2024	$716,015	$31,171
76	CBOE Volatility Index Future	11/21/2024	1,375,410	16,786
	TOTAL FUTURES CONTRACTS			$47,957

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

SPDR	- Standard & Poor’s Depositary Receipt

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(c)	Each contract is equivalent to one futures contract.

(d)	Percentage rounds to greater than (0.1%).

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Principal		Discount Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 35.9%
	U.S. TREASURY BILLS — 35.9%
15,000,000	United States Treasury Bill(a)	3.0984	10/03/24	$14,996,127
15,000,000	United States Treasury Bill(a),(d)	4.4588	12/26/24	14,838,369
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $29,820,567)			29,834,496

Shares
SHORT-TERM INVESTMENTS — 48.4%
MONEY MARKET FUNDS - 48.4%
40,299,454	First American Treasury Obligations Fund, Class X, 4.81% (Cost $40,299,454)(b)	40,299,454

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
1,200	S&P Emini Future, Maturing December 2024	ADM	10/02/2024	$4,650	$279,000,000	$3,000
700	S&P Emini Future, Maturing December 2024	FCS	10/02/2024	4,650	162,750,000	1,750
400	S&P Emini Future, Maturing December 2024	ADM	10/02/2024	4,700	94,000,000	1,000
648	S&P Emini Future, Maturing December 2024	ADM	10/02/2024	5,160	167,184,000	3,240
360	S&P Emini Future, Maturing December 2024	FCS	10/02/2024	5,160	92,880,000	1,800
648	S&P Emini Future, Maturing December 2024	ADM	10/04/2024	5,000	162,000,000	8,100
360	S&P Emini Future, Maturing December 2024	FCS	10/04/2024	5,000	90,000,000	4,500
648	S&P Emini Future, Maturing December 2024	ADM	10/08/2024	5,075	164,430,000	27,540
360	S&P Emini Future, Maturing December 2024	FCS	10/08/2024	5,075	91,350,000	15,300
	TOTAL PUT OPTIONS PURCHASED (Cost - $151,910)					66,230

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $151,910)					66,230

	TOTAL INVESTMENTS - 84.4% (Cost $70,271,931)					$70,200,180
	PUT OPTIONS WRITTEN — (0.1)% (Premiums received - $241,920)					(105,840)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 15.7%					13,055,453
	NET ASSETS - 100.0%					$83,149,793

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS — (0.1)%
	PUT OPTIONS WRITTEN — (0.1)%
1,296	S&P Emini Future, Maturing December 2024	ADM	10/02/2024	$5,080	$329,184,000	$6,480
720	S&P Emini Future, Maturing December 2024	FCS	10/02/2024	5,080	182,880,000	3,600
1,296	S&P Emini Future, Maturing December 2024	ADM	10/04/2024	4,920	318,816,000	12,960
720	S&P Emini Future, Maturing December 2024	FCS	10/04/2024	4,920	177,120,000	7,200
1,296	S&P Emini Future, Maturing December 2024	ADM	10/08/2024	4,975	322,380,000	48,600
720	S&P Emini Future, Maturing December 2024	FCS	10/08/2024	4,975	179,100,000	27,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $241,920)					105,840

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $241,920)					$105,840

ADM	ADM Investor Services, Inc.

FCS	StoneX Group, Inc.

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(c)	Each contract is equivalent to one futures contract.

(d)	As of September 30, 2024 a portion is held as collateral for options with a market value of $7,913,797.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6%
	APPAREL & TEXTILE PRODUCTS - 3.9%
6,000	Hermes International - ADR	$1,481,640
9,300	LVMH Moet Hennessy Louis Vuitton S.E. - ADR	1,428,573
		2,910,213
	ASSET MANAGEMENT - 15.4%
37,200	Apollo Global Management, Inc.	4,646,652
22,000	Blackstone, Inc.	3,368,860
27,900	KKR & Company, Inc.	3,643,182
		11,658,694
	BIOTECH & PHARMA - 4.2%
3,600	Eli Lilly & Company	3,189,384

	E-COMMERCE DISCRETIONARY - 17.0%
50,395	Amazon.com, Inc.(a)	9,390,100
1,700	MercadoLibre, Inc.(a)	3,488,332
		12,878,432
	ENTERTAINMENT CONTENT - 1.8%
14,200	Walt Disney Company (The)	1,365,898

	HOUSEHOLD PRODUCTS - 3.8%
32,200	L’Oreal S.A. - ADR	2,890,272

	INTERNET MEDIA & SERVICES - 15.8%
18,150	Alphabet, Inc., Class A	3,010,178
6,250	Meta Platforms, Inc., Class A	3,577,750
4,700	Netflix, Inc.(a)	3,333,569
27,100	Uber Technologies, Inc.(a)	2,036,836
		11,958,333
	LEISURE FACILITIES & SERVICES - 10.9%
50,350	Chipotle Mexican Grill, Inc.(a)	2,901,167
53,000	DraftKings, Inc., Class A(a)	2,077,600
29,850	Live Nation Entertainment, Inc.(a)	3,268,277
		8,247,044
	RETAIL - CONSUMER STAPLES - 9.8%
3,699	Costco Wholesale Corporation	3,279,237

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - CONSUMER STAPLES - 9.8% (Continued)
5,250	Target Corporation	$818,265
41,500	Walmart, Inc.	3,351,125
		7,448,627
	RETAIL - DISCRETIONARY — 3.0%
5,500	Home Depot, Inc. (The)	2,228,600

	SOFTWARE - 9.2%
1,000	Adobe, Inc.(a)	517,780
1,000	Intuit, Inc.	621,000
7,447	Microsoft Corporation	3,204,444
15,500	Oracle Corporation	2,641,200
		6,984,424
	TECHNOLOGY HARDWARE - 4.8%
15,600	Apple, Inc.	3,634,800

	TOTAL COMMON STOCKS (Cost $53,743,665)	75,394,721

	SHORT-TERM INVESTMENTS — 6.5%
	MONEY MARKET FUNDS - 6.5%
4,904,409	First American Treasury Obligations Fund, Class X, 4.81% (Cost $4,904,409)(b)	4,904,409

	TOTAL INVESTMENTS - 106.1% (Cost $58,648,074)	$80,299,130
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.1)%	(4,625,201)
	NET ASSETS - 100.0%	$75,673,929

ADR	- American Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 81.3%
	ALTERNATIVE - 72.5%
684,115	Catalyst Systematic Alpha Fund(a)	$8,307,409

	FIXED INCOME - 8.8%
94,758	Catalyst/CIFC Senior Secured Income Fund, Class I ARS(a)	876,513
11,995	Rational/Pier 88 Convertible Securities Fund, Institutional Class ARS(a)	134,101
		1,010,614

	TOTAL OPEN END FUNDS (Cost $9,412,076)	9,318,023

Principal		Discount Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 5.0%
	U.S. TREASURY BILLS — 5.0%
600,000	United States Treasury Bill(b)	3.8373	09/04/25	578,319

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $579,044)			578,319

Shares
	SHORT-TERM INVESTMENTS — 4.0%
	MONEY MARKET FUNDS - 4.0%
454,221	First American Treasury Obligations Fund, Class X, 4.81% (Cost $454,221)(c)	454,221

	TOTAL INVESTMENTS - 90.3% (Cost $10,445,341)	$10,350,563
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.7%	1,110,216
	NET ASSETS - 100.0%	$11,460,779

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
40	CME E-Mini Standard & Poor’s 500 Index Future	12/23/2024	$11,628,500	$267,180

	TOTAL OPEN LONG FUTURES CONTRACTS

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

(a)	Affiliated Company.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Principal		Discount Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 55.2%
	U.S. TREASURY BILLS — 55.2%
17,200,000	United States Treasury Bill(a)	4.1873	10/10/24	$17,179,994
20,800,000	United States Treasury Bill(a)	4.5689	11/07/24	20,699,687
7,200,000	United States Treasury Bill(a)	4.4584	12/05/24	7,141,149
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $45,006,768)			45,020,830

Shares
	SHORT-TERM INVESTMENTS — 31.4%
	MONEY MARKET FUNDS - 31.4%
25,644,402	First American US Treasury Money Market Fund, Class Z, 4.91%(b),(d)	25,644,402
	TOTAL MONEY MARKET FUNDS (Cost $25,644,402)	25,644,402

	TOTAL INVESTMENTS - 86.6% (Cost $70,651,170)	$70,665,232
	OTHER ASSETS IN EXCESS OF LIABILITIES- 13.4%	10,927,281
	NET ASSETS - 100.0%	$81,592,513

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
38	CBOE Volatility Index Future(d)	10/16/2024	$716,015	$(20,835)
25	CBOE Volatility Index Future(d)	11/21/2024	452,438	(12,413)
14	CBOE Volatility Index Future(d)	12/19/2024	251,908	(5,442)
243	CBOT 10 Year US Treasury Note Future	12/20/2024	27,770,344	(57,109)
446	CBOT 5 Year US Treasury Note Future	01/01/2025	49,007,736	41,274
31	CBOT Soybean Meal Future(d)	12/16/2024	1,058,960	(2,210)
7	CBOT Soybean Meal Future(d)	03/17/2025	240,030	(130)
58	CBOT Wheat Future(d)	12/13/2024	1,693,600	21,662
14	CBOT Wheat Future(d)	03/17/2025	422,975	5,450
14	CME Australian Dollar Currency Future	12/17/2024	969,430	(1,935)
342	CME British Pound Currency Future	12/17/2024	28,586,925	247,294
135	CME Euro Foreign Exchange Currency Future	12/17/2024	18,843,469	(7,596)
61	COMEX Gold 100 Troy Ounces Future(d)	12/30/2024	16,222,340	1,091,970
35	COMEX Silver Future(d)	12/30/2024	5,505,150	152,750
2	Eurex 10 Year Euro BUND Future	12/09/2024	300,457	—
5	Eurex 30 Year Euro BUXL Future	12/09/2024	758,713	4,794
125	Eurex 5 Year Euro BOBL Future	12/09/2024	16,708,885	20,959

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
84	Eurex EURO STOXX 50 Future	12/23/2024	$4,704,599	$128,237
11	Euro-BTP Italian Bond Futures	12/09/2024	1,487,774	34,645
186	Euronext Milling Wheat Future(d)	12/10/2024	2,301,442	12,377
17	French Government Bond Futures	12/09/2024	2,400,935	17,419
66	FTSE 100 Index Future	12/23/2024	7,313,871	(60,334)
41	FTSE/MIB Index Future	12/23/2024	7,772,925	(53,596)
74	FVSA Index - Mini-Futures on VSTOXX(d)	11/21/2024	150,785	4,130
24	HKG Hang Seng Index Future	10/31/2024	3,284,652	412,082
87	MEFF Madrid IBEX 35 Index Future	10/21/2024	11,519,338	148,503
33	NYBOT CSC C Coffee Future(d)	12/19/2024	3,344,344	60,206
8	NYBOT CSC C Coffee Future(d)	03/20/2025	803,850	17,662
364	NYBOT CSC Number 11 World Sugar Future(d)	02/28/2025	9,160,569	1,138,805
20	NYMEX Light Sweet Crude Oil Future(d)	10/23/2024	1,363,400	(24,220)
8	NYMEX NY Harbor ULSD Futures(d)	11/01/2024	723,878	(286)
34	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending Future(d)	11/01/2024	2,763,323	(37,094)
88	SGX FTSE China A50 Futures Contract	10/31/2024	1,223,200	232,848
2	SGX Nikkei 225 Stock Index Future	12/13/2024	263,281	10,361
15	TSE Japanese 10 Year Bond Futures	12/16/2024	15,096,539	21,664
19	TSE TOPIX (Tokyo Price Index) Future	12/13/2024	3,499,913	85,235
	TOTAL OPEN LONG FUTURES CONTRACTS			$3,627,127

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
15	Carbon Emissions Future(d)	12/16/2024	$1,094,978	$(12,893)
15	CBOT Corn Future(d)	03/17/2025	330,938	(11,850)
63	CBOT Corn Future(d)	12/13/2024	1,337,962	(53,775)
21	CBOT Soybean Future(d)	01/15/2025	1,129,013	(52,463)
87	CBOT Soybean Future(d)	11/14/2024	4,597,950	(214,725)
29	CBOT Soybean Oil Future(d)	01/15/2025	753,768	(12,558)
70	CBOT Soybean Oil Future(d)	12/13/2024	1,819,020	(40,338)
25	CBOT US Treasury Bond Futures	12/20/2024	3,104,688	6,031
240	CME Canadian Dollar Currency Future	12/18/2024	17,781,600	14,480
13	CME E-mini Russell 2000 Index Futures	12/23/2024	1,461,980	6,945
10	CME E-Mini Standard & Poor’s 500 Index Future	12/23/2024	2,907,125	(4,162)
12	CME Japanese Yen Currency Future	12/17/2024	1,054,575	(7,444)
27	CME New Zealand Dollar Currency Future	12/17/2024	1,715,715	(14,925)
4	CME Nikkei 225 Index Future	12/13/2024	765,300	(1,250)
90	CME Swiss Franc Currency Future	12/17/2024	13,399,313	518
28	COMEX Copper Future(d)	12/30/2024	3,187,100	(74,513)
7	COMEX Copper Future(d)	03/28/2025	800,450	(9,137)
4	Eurex DAX Index Future	12/23/2024	2,171,584	(58,014)
5	Euronext CAC 40 Index Future	10/21/2024	425,871	8,591
64	ICE Brent Crude Oil Future(d)	10/31/2024	4,588,800	(25,350)
75	ICE Gas Oil Future(d)	11/13/2024	4,951,875	4,525

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
21	KCBT Hard Red Winter Wheat Future(d)	03/17/2025	$628,163	$(9,125)
90	KCBT Hard Red Winter Wheat Future(d)	12/16/2024	2,626,875	(38,850)
1	Long Gilt Future	12/30/2024	131,600	1,014
29	Montreal Exchange 10 Year Canadian Bond Future	12/19/2024	2,680,813	(6,876)
16	Montreal Exchange S&P/TSX 60 Index Future	12/20/2024	3,417,915	(2,811)
3	NYBOT CSC Cocoa Future(d)	03/17/2025	190,950	5,760
29	NYBOT CSC Cocoa Future(d)	12/16/2024	2,239,380	53,920
20	NYBOT CTN Number 2 Cotton Future(d)	03/10/2025	753,600	(17,725)
47	NYBOT CTN Number 2 Cotton Future(d)	12/09/2024	1,729,835	(37,330)
5	NYMEX Henry Hub Natural Gas Futures(d)	10/30/2024	146,150	(3,600)
8	NYMEX Platinum Future(d)	01/30/2025	396,440	885
38	SFE S&P ASX Share Price Index 200 Future	12/20/2024	5,455,784	(60,833)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$(667,878)

	TOTAL OPEN FUTURES CONTRACTS			$2,959,249

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 18.7%
	AEROSPACE & DEFENSE - 3.2%
11,235	Moog, Inc., Class A	$2,269,695
1,700	TransDigm Group, Inc.	2,426,121
		4,695,816
	DIVERSIFIED INDUSTRIALS - 1.7%
17,200	ITT, Inc.	2,571,572

	E-COMMERCE DISCRETIONARY - 1.9%
1,373	MercadoLibre, Inc.(a)	2,817,341

	ENGINEERING & CONSTRUCTION - 1.6%
37,200	KBR, Inc.	2,422,836

	INTERNET MEDIA & SERVICES - 3.1%
1,100	Booking Holdings, Inc.	4,633,332

	MEDICAL EQUIPMENT & DEVICES - 0.8%
14,200	Boston Scientific Corporation(a)	1,189,960

	RETAIL - DISCRETIONARY - 1.0%
10,600	Freshpet, Inc.(a)	1,449,762

	SEMICONDUCTORS - 2.1%
35,430	Coherent Corporation(a)	3,150,081

	SOFTWARE - 2.5%
12,800	CyberArk Software Ltd.(a)	3,732,608

	TECHNOLOGY SERVICES - 0.8%
12,900	Shift4 Payments, Inc.(a)	1,142,940

	TOTAL COMMON STOCKS (Cost $24,330,398)	27,806,248

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCKS — 19.3%
	ASSET MANAGEMENT — 4.8%
17,000	AMG Capital Trust II	5.15000	10/15/37	$917,104
91,900	Apollo Global Management, Inc.	6.75000	07/31/26	6,248,281
				7,165,385
	BANKING — 9.2%
5,248	Bank of America Corporation	7.2500	Perpetual	6,680,756
5,400	Wells Fargo & Company - Series L	7.5000	Perpetual	6,923,881
				13,604,637
	ELECTRIC UTILITIES — 2.2%
70,500	NextEra Energy, Inc.	6.9260	09/01/25	3,268,380

	TECHNOLOGY HARDWARE — 3.1%
77,100	Hewlett Packard Enterprise Company	7.6250	09/01/27	4,665,321

	TOTAL PREFERRED STOCKS (Cost $25,334,606)			28,703,723

Principal
Amount ($)
	CONVERTIBLE BONDS — 61.0%
	AUTOMOTIVE — 3.1%
4,750,000	Ford Motor Company(b)	0.0000	03/15/26	4,647,875

	CONSUMER SERVICES — 0.5%
1,067,000	Chegg, Inc.(b)	0.0000	09/01/26	808,253

	E-COMMERCE DISCRETIONARY — 2.0%
3,610,000	Etsy, Inc.	0.2500	06/15/28	2,946,428

	ELECTRIC UTILITIES — 7.9%
4,970,000	Alliant Energy Corporation	3.8750	03/15/26	5,191,165
6,120,000	PPL Capital Funding, Inc.	2.8750	03/15/28	6,474,960
				11,666,125
	GAS & WATER UTILITIES — 2.4%
3,480,000	American Water Capital Corporation	3.6250	06/15/26	3,563,520

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 61.0% (Continued)
	HOME CONSTRUCTION — 3.6%
4,752,000	Meritage Homes Corporation(c)	1.7500	05/15/28	$5,410,151

	INTERNET MEDIA & SERVICES — 5.2%
1,605,000	Expedia Group, Inc.(b)	0.0000	02/15/26	1,531,973
4,949,000	Uber Technologies, Inc.(c)	0.8750	12/01/28	6,196,148
				7,728,121
	LEISURE FACILITIES & SERVICES — 1.9%
3,350,000	DraftKings, Inc.(b)	0.0000	03/15/28	2,899,425

	MEDICAL EQUIPMENT & DEVICES — 4.0%
6,190,000	Dexcom, Inc.	0.2500	11/15/25	5,883,595

	REAL ESTATE INVESTMENT TRUSTS — 10.1%
4,180,000	Kite Realty Group, L.P.(c)	0.7500	04/01/27	4,680,239
3,200,000	Ventas Realty, L.P.	3.7500	06/01/26	3,883,200
4,660,000	Welltower OP, LLC(c)	2.7500	05/15/28	6,421,885
				14,985,324
	SOFTWARE — 10.1%
3,879,000	Okta, Inc.	0.3750	06/15/26	3,574,738
2,211,000	PROS Holdings, Inc.	2.2500	09/15/27	1,972,212
2,342,000	Shopify, Inc.	0.1250	11/01/25	2,254,175
4,440,000	Tyler Technologies, Inc.	0.2500	03/15/26	5,443,439
1,790,000	Wix.com Ltd.(b)	0.0000	08/15/25	1,704,975
				14,949,539
	TECHNOLOGY SERVICES — 9.2%
2,040,928	Euronet Worldwide, Inc.	0.7500	03/15/49	2,000,109
6,687,000	Global Payments, Inc.(c)	1.5000	03/01/31	6,386,085
5,156,000	Shift4 Payments, Inc.	0.5000	08/01/27	5,300,368
				13,686,562
	TRANSPORTATION & LOGISTICS — 1.0%
1,470,000	Southwest Airlines Company	1.2500	05/01/25	1,480,920

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 61.0% (Continued)
	TOTAL CONVERTIBLE BONDS (Cost $86,239,814)			$90,655,838

Shares
	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
1,406,768	First American Treasury Obligations Fund, Class X, 4.81% (Cost $1,406,768)(d)	1,406,768

	TOTAL INVESTMENTS - 99.9% (Cost $137,311,586)	$148,572,577
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	120,999
	NET ASSETS - 100.0%	$148,693,576

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is $29,094,508 or 19.6% of net assets.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2024.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares			Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.6%
	ASSET MANAGEMENT — 0.4%
16	Eaton Vance Senior Floating-Rate Trust Series A(j)		7.8900	Perpetual	$350,000
130	Eaton Vance Senior Floating-Rate Trust Series C		8.3890	Perpetual	2,843,750
18	Eaton Vance Senior Floating-Rate Trust Series D		7.8900	Perpetual	393,750
					3,587,500
	BANKING — 0.2%
2,297	CIB Marine Class A(a)		0.0000	06/01/35	1,309,133
253	CIB Marine Preferred Series B(a)		0.0000	06/01/35	135,199
					1,444,332
	TOTAL PREFERRED STOCKS (Cost $5,023,224)				5,031,832

Principal Amount ($)		Spread
	ASSET BACKED SECURITIES — 77.5%
	AGENCY MORTGAGE BACKED SECURITIES — 0.2%
254,277	Fannie Mae Interest Strip Series 362 2(b)		4.5000	08/25/35	33,395
204,938	Fannie Mae REMICS Series 2010-55 SH(b),(c)	-(SOFR30A + 0.114%) + 6.500%	1.1050	05/25/40	4,956
286,531	Fannie Mae REMICS Series 2018-95 SA(b),(c)	-(SOFR30A + 0.114%) + 6.150%	0.7550	01/25/49	36,645
981,800	Fannie Mae Trust Series 2003-W6 5S(b),(c)	-(SOFR30A + 0.114%) + 7.600%	2.2050	09/25/42	146,474
268,926	Freddie Mac REMICS Series 3753 SB(b),(c)	-(SOFR30A + 0.114%) + 6.000%	0.5430	11/15/40	29,806
257,017	Freddie Mac Strips Series 365 257(b),(d)		4.5000	05/15/49	49,171
29,182,173	Ginnie Mae Strip Series 3 23(b)		1.4000	09/16/45	1,865,529
59,515	Government National Mortgage Association Series 2012-104 DI(b),(e),(j)		4.0000	09/16/25	678
132,818	Government National Mortgage Association Series 2003-12 S(b),(c),(j)	-(TSFR1M + 0.114%) + 7.550%	2.4750	02/20/33	14,047
117,950	Government National Mortgage Association Series 2011-71 SG(b),(c)	-(TSFR1M + 0.114%) + 5.400%	0.3250	05/20/41	11,000
138,065	Government National Mortgage Association Series 2011-89 SA(b),(c)	-(TSFR1M + 0.114%) + 5.450%	0.3750	06/20/41	13,010
1,278,136	Government National Mortgage Association Series 2013-43 IO(b),(d)		0.0240	08/16/48	308
					2,205,019
	AUTO LOAN — 0.5%
4,067,398	CAL Receivables, LLC Series 2022-1 B(c),(f)	SOFR30A + 4.350%	9.6920	10/15/26	4,065,357

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	CDO — 0.2%
3,037,610	Nomura CRE CDO Ltd. Series 2007-2A D(c),(f)	TSFR3M + 0.712%	0.0000	05/21/42	$141,323
2,000,000	Taberna Preferred Funding II Ltd. Series 2005-2A A2(c),(f),(j)	TSFR3M + 0.912%	6.1540	11/05/35	1,285,403
359,940	Wachovia Repackaged Asset Participating Securities Series 2003-1A A(c),(f)	PRIME + 0.550%	5.8680	02/08/35	287,052
550,367	Wachovia Repackaged Asset Participating Securities Series 2003-1A B(c),(f)	PRIME + 0.550%	5.8680	02/08/35	382,505
					2,096,283
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(g)
132,376	Bayview Commercial Asset Trust Series 2005-3A M5(c),(f)	TSFR1M + 1.074%	5.9290	11/25/35	128,914

	CREDIT CARD — 0.2%
1,350,000	Genesis Private Label Amortizing Trust Series 2020-1 E(f)		9.7600	07/20/30	1,356,768

	NON AGENCY CMBS — 26.7%
2,927,675	BAMLL Re-REMIC Trust Series 2016-GG10 AJA(d),(f)		3.5350	08/10/45	478,113
386,862	Banc of America Commercial Mortgage Trust Series 2006-4 C(d)		5.7540	07/10/46	368,397
185,567	Bayview Commercial Asset Trust Series 2005-2A A2(c),(f)	TSFR1M + 0.639%	5.4940	08/25/35	180,537
92,784	Bayview Commercial Asset Trust Series 2005-2A M1(c),(f)	TSFR1M + 0.759%	5.6140	08/25/35	89,619
189,046	Bayview Commercial Asset Trust Series 2005-2A B1(c),(f)	(TSFR1M + 0.114%) + 1.725%	6.6940	08/25/35	189,243
225,039	Bayview Commercial Asset Trust Series 2005-3A B1(c),(f)	TSFR1M + 1.764%	6.6190	11/25/35	235,602
3,000,000	Bayview Commercial Asset Trust Series 2005-4A B2(a),(c),(f)	SOFRRATE + 3.714%	0.0000	01/25/36	585,575
102,539	Bayview Commercial Asset Trust Series 2006-2A B1(c),(f)	TSFR1M + 1.419%	6.2740	07/25/36	98,791
5,682,997	BB-UBS Trust(f)		2.8900	06/05/30	5,273,890
2,860,000	BB-UBS Trust Series 2012-TFT B(d),(f)		3.6780	06/05/30	2,443,307
180,000	BB-UBS Trust Series 2012-SHOW B(f)		3.8820	11/05/36	177,557
174,800	Bear Stearns Asset Backed Securities Trust Series 2003-3 M1(c)	TSFR1M + 1.344%	6.1990	06/25/43	182,368
289,908	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26 AJ(d)		5.5660	01/12/45	285,172
878,000	BWAY Mortgage Trust Series 2013-1515 C(f)		3.4460	03/10/33	809,953
2,260,000	BWAY Mortgage Trust Series 2013-1515 B(f)		3.4730	03/10/33	2,115,920
4,660,000	BXP Trust Series 2017-CQHP A(c),(f)	TSFR1M + 0.897%	5.9940	11/15/34	4,363,143
1,520,193	CD Mortgage Trust Series 2007-CD5 G(d),(f)		6.5820	11/15/44	1,512,577
385,264	CFCRE Commercial Mortgage Trust Series 2011-C2 D(d),(f)		5.0800	12/15/47	369,930
9,685,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(d),(f)		5.0800	12/15/47	8,357,049
500,000	CFCRE Commercial Mortgage Trust Series 2011-C2 F(d),(f)		5.0800	12/15/47	283,111

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON AGENCY CMBS — 26.7% (Continued)
3,401,495	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(c),(f)	TSFR1M + 1.264%	6.3610	06/15/31	$3,249,662
8,450,000	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 D(c),(f)	TSFR1M + 2.864%	7.9610	06/15/31	5,830,500
297,842	Citigroup Commercial Mortgage Trust Series 2012-GC8 C(d),(f)		5.1070	09/10/45	269,607
87,147	COMM Mortgage Trust Series 2012-LC4 B(d)		4.9340	12/10/44	81,386
1,692,000	COMM Mortgage Trust Series 2012-LC4 C(d)		5.4790	12/10/44	1,486,453
1,579,465	COMM Mortgage Trust Series 2013-CCRE9 E(d),(f)		4.6190	07/10/45	1,428,212
3,923,994	COMM Mortgage Trust Series 2012-CCRE3 B(f)		3.9220	10/15/45	3,591,572
670,000	COMM Mortgage Trust Series 2013-LC6 E(f)		3.5000	01/10/46	595,459
330,540	COMM Mortgage Trust Series 2013-LC6 D(d),(f)		4.0650	01/10/46	320,446
3,128,200	COMM Mortgage Trust Series 2013-CCRE6 C(d),(f)		3.7770	03/10/46	2,808,782
6,858,273	COMM Mortgage Trust Series 2013-CCRE7 D(d),(f)		4.3840	03/10/46	6,278,793
5,370,352	COMM Mortgage Trust Series 2010-C1 D(d),(f)		5.9850	07/10/46	5,141,252
980,000	COMM Mortgage Trust Series 2014-CR14 C(d)		3.7950	02/10/47	902,090
18,293,658	COMM Mortgage Trust Series 2015-LC21 XA(b),(d)		0.7520	07/10/48	33,110
5,889,554	Commercial Mortgage Pass Through Certificates Series 2012-LTRT A2(f)		3.4000	10/05/30	5,729,078
96,162	Credit Suisse Commercial Mortgage Trust Series C4 C(d),(f)		5.5220	09/15/39	92,233
2,935,145	CSMC OA, LLC Series 2014-USA X1(b),(d),(f)		0.6860	09/15/37	4,651
2,097,286	DBUBS Mortgage Trust Series 2011-LC3A D(d),(f)		5.5330	08/10/44	1,946,586
687,118	Greenwich Capital Commercial Mortgage Trust Series 2006-RR1 A1(d),(f)		0.0000	03/18/49	254,234
3,346,912	GS Mortgage Securities Corporation II Series 2018-SRP5 A(c),(f)	TSFR1M + 1.847%	6.9440	09/15/31	2,394,875
1,798,075	GS Mortgage Securities Corporation II Series 2018-SRP5 B(c),(f)	TSFR1M + 3.047%	8.1440	09/15/31	633,602
75,518	GS Mortgage Securities Trust Series 2010-C1 B(f)		5.1480	08/10/43	75,274
3,080,000	GS Mortgage Securities Trust Series 2010-C1 C(d),(f)		5.6350	08/10/43	2,996,849
22,007,000	GS Mortgage Securities Trust Series 2010-C1 D(d),(f)		6.5730	08/10/43	20,739,955
1,506,000	GS Mortgage Securities Trust Series 2011-GC5 D(d),(f)		0.0000	08/10/44	819,935
393,000	GS Mortgage Securities Trust Series 2011-GC5 C(d),(f)		5.2970	08/10/44	303,327
14,405,000	GS Mortgage Securities Trust Series 2011-GC5 B(d),(f)		5.2970	08/10/44	12,768,855
1,549,687	GS Mortgage Securities Trust Series 2007-GG10 AJ(d)		5.8180	08/10/45	255,698
1,986,605	GS Mortgage Securities Trust Series 2012-GCJ9 D(d),(f)		4.7540	11/10/45	1,847,834
649,000	GS Mortgage Securities Trust Series 2014-GC20 C(d)		5.1270	04/10/47	603,270
1,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M4(d),(f)		5.9640	04/25/52	928,583
150,510	Impac CMB Trust Series 2004-8 3M2(c)	TSFR1M + 1.689%	6.5440	08/25/34	142,224
104,199	Impac CMB Trust Series 2004-8 3B(c)	TSFR1M + 2.739%	7.5940	08/25/34	103,038

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON AGENCY CMBS — 26.7% (Continued)
3,500,000	JP Morgan Chase Commercial Mortgage Series MINN A(c),(f)	TSFR1M + 1.317%	6.4140	11/15/35	$3,253,310
6,483,078	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(f)		3.9100	05/05/30	5,526,824
12,785,000	JP Morgan Chase Commercial Mortgage Securities Series C2 F(f)		3.3920	11/15/43	9,859,241
2,100,000	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 E(d),(f)		5.7690	11/15/43	1,814,929
2,004,065	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 D(d),(f)		5.7690	11/15/43	1,884,682
1,546,617	JP Morgan Chase Commercial Mortgage Securities Series 2006-CB17 AJ(d)		5.4890	12/12/43	1,009,718
410,635	JP Morgan Chase Commercial Mortgage Securities Series C6 D(d)		5.1290	05/15/45	393,161
8,087,370	JP Morgan Chase Commercial Mortgage Securities Series CBX E(d),(f)		4.8460	06/15/45	7,404,167
3,485,902	JP Morgan Chase Commercial Mortgage Securities Series C8 G(d),(f)		2.7330	10/15/45	3,098,592
721,215	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 B(d),(f)		5.0130	02/15/46	676,899
9,260,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 C(d),(f)		5.3600	02/15/46	8,148,893
2,376,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 D(d),(f)		5.7090	02/15/46	1,841,203
751,000	JP Morgan Chase Commercial Mortgage Securities Series C3 F(d),(f)		5.7090	02/15/46	142,134
107,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(d)		4.5180	04/15/46	43,928
377,540	JP Morgan Chase Commercial Mortgage Securities Series 2012-LC9 C(d),(f)		3.6860	12/15/47	350,672
3,122,420	JP Morgan Chase Commercial Mortgage Securities Series C2 AM(d)		7.0550	02/12/51	1,670,503
4,000,000	JP Morgan Chase Commercial Mortgage Securities Series 2007-C1 C(d),(f)		0.0000	02/15/51	1,438,127
10,585,603	JP Morgan Chase Commercial Mortgage Securities Series 2007-C1 AJ(d)		7.0510	02/15/51	10,450,011
6,452,790	JPMBB Commercial Mortgage Securities Trust Series C15 D(d),(f)		4.7640	11/15/45	5,654,439
551,168	LBSBC NIM Company Series 2005-2A N3(f)		5.5000	09/27/30	543,818
100	LBSBN Series 2005-2A PS		0.0000	09/27/30	2,950,000
10,439,733	LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ(d)		5.4520	09/15/39	3,904,432
109,068	Merrill Lynch Mortgage Trust Series 2006-C1 B(d)		6.2200	05/12/39	108,282
527,498	ML-CFC Commercial Mortgage Trust Series 2007-9 AJ(d)		6.1930	09/12/49	471,183
239,175	ML-CFC Commercial Mortgage Trust Series 2007-9 AJA(d)		6.2220	09/12/49	213,584
2,777,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 E(d),(f)		0.0000	11/15/45	860,988
347,615	Morgan Stanley Bank of America Merrill Lynch Trust Series C6 D(d),(f)		4.5040	11/15/45	278,102
3,788,487	Morgan Stanley Bank of America Merrill Lynch Trust Series C6 C(d)		4.5360	11/15/45	3,569,701
428,567	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 C(d)		4.1760	02/15/46	402,096

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON AGENCY CMBS — 26.7% (Continued)
3,650,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 D(d),(f)		4.9640	10/15/46	$3,198,349
90,932	Morgan Stanley Capital I Trust Series 2011-C2 D(d),(f)		5.3850	06/15/44	87,182
545,000	Morgan Stanley Capital I Trust Series 2011-C2 E(d),(f)		5.3850	06/15/44	468,148
1,035,000	Morgan Stanley Capital I Trust Series 2012-C4 E(d),(f)		5.3360	03/15/45	644,934
1,112,973	Morgan Stanley Capital I Trust Series 2011-C3 E(d),(f)		5.1070	07/15/49	1,088,006
2,064,950	Morgan Stanley Capital I Trust Series 2011-C3 F(d),(f)		5.1070	07/15/49	1,907,236
1,680,000	Natixis Commercial Mortgage Securities Trust Series 2018-FL1 Class C(c),(f)	PRIME + 2.200%	8.5000	06/15/35	721,996
100,000	Queens Center Mortgage Trust Series 2013-QCA B(f)		3.3760	01/11/37	97,371
3,000,000	ReadyCap Commercial Mortgage Trust Series 2018-4 E(d),(f)		5.2490	02/27/51	2,554,665
8,000,000	TMSQ Mortgage Trust Series 2014-1500 XA(b),(d),(f)		0.2830	10/10/36	32
496,481	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B(d),(f)		3.6490	03/10/46	452,731
393,000	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(d),(f)		3.8440	03/10/46	328,107
2,477,250	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 D(d),(f)		3.8440	03/10/46	1,785,178
5,190,585	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 E(d),(f)		6.7760	01/10/45	3,806,286
290,027	Wachovia Bank Commercial Mortgage Trust Series 2004-C11 J(d),(f)		5.3100	01/15/41	288,082
3,254,870	Wachovia Bank Commercial Mortgage Trust Series 2005-C21 E(d),(f)		5.1280	10/15/44	1,137,932
1,740,000	Wells Fargo Commercial Mortgage Trust Series 2017-SMP A(c),(f)	TSFR1M + 0.921%	6.0180	12/15/34	1,594,749
2,295,566	WFRBS Commercial Mortgage Trust Series 2011-C4 D(d),(f)		5.1490	06/15/44	2,045,580
664,000	WFRBS Commercial Mortgage Trust Series 2011-C4 E(d),(f)		5.1490	06/15/44	571,877
1,832,000	WFRBS Commercial Mortgage Trust Series 2013-C11 D(d),(f)		4.1980	03/15/45	1,468,998
1,705,000	WFRBS Commercial Mortgage Trust Series 2012-C10 C(d)		4.4570	12/15/45	1,344,250
7,697,262	WFRBS Commercial Mortgage Trust Series 2013-C14 B(d)		3.8410	06/15/46	6,918,113
10,209,689	WFRBS Commercial Mortgage Trust Series 2013-C14 C(d)		3.9640	06/15/46	7,966,047
5,366,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(d),(f)		3.9640	06/15/46	2,860,302
102,827	WFRBS Commercial Mortgage Trust Series 2011-C2 E(d),(f)		5.0000	02/15/44	96,891
3,555,000	X-Caliber Funding, LLC Series SKOAK B1(d),(f)		0.0000	05/15/25	3,361,346
3,000,000	X-Caliber Funding, LLC Series 2021-7 A(c),(f)	SOFRRATE + 3.120%	8.3150	01/06/26	2,974,876
720,000	X-Caliber Rural Lending, LLC Series SN1 B1(f)		15.0000	12/15/24	717,746
					241,507,908
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6%
1,300,807	ABFC Trust Series 2002-WF2 CE		0.0000	11/25/29	1,091,865
193,714	ABFS Mortgage Loan Trust Series 2000-1 A1(e)		8.4250	07/15/31	165,595
115,383	ABFS Mortgage Loan Trust Series 2000-3 A(e)		8.1100	09/15/31	99,434

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
2,322,213	ABFS Mortgage Loan Trust Series 2002-1 A5(e)		7.0100	12/15/32	$1,951,356
679,786	ABFS Mortgage Loan Trust Series 2003-1 M(c)	TSFR1M + 2.364%	7.4610	08/15/33	675,862
920,878	ABFS Mortgage Loan Trust Series 2002-4 M1(e)		6.9420	12/15/33	639,219
103,627	ABN Amro Mortgage Corporation Series 2002-9 M		5.7500	12/25/32	102,225
42,211	ABN Amro Mortgage Corporation Series 2003-3 A4		5.7500	02/25/33	41,379
892,823	Accredited Mortgage Loan Trust Series 2005-1 M5(c)	TSFR1M + 3.414%	5.8090	04/25/35	923,693
2,824,107	ACE Securities Corp Home Equity Loan Trust Series HE1 CE		0.0000	11/20/31	2,375,000
342,859	ACE Securities Corp Home Equity Loan Trust Series 2002-HE2 M1(c)	TSFR1M + 1.389%	6.2440	08/25/32	432,296
49,527	ACE Securities Corp Home Equity Loan Trust Series HE2 M3(c)	TSFR1M + 3.339%	8.1940	08/25/32	66,288
259,532	ACE Securities Corp Home Equity Loan Trust Series TC1 M2(c)	TSFR1M + 3.039%	7.8940	06/25/33	247,688
770,016	ACE Securities Corp Home Equity Loan Trust Series HE1 M2(c)	TSFR1M + 1.764%	6.6190	03/25/34	795,566
45,703	ACE Securities Corp Home Equity Loan Trust Series RM1 M1(c)	TSFR1M + 1.164%	6.0190	07/25/34	44,478
528,589	ACE Securities Corp Home Equity Loan Trust Series 2004-RM1 B1(c),(f)	TSFR1M + 5.364%	10.2190	07/25/34	427,873
1,531,310	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1 M10(c)	TSFR1M + 3.614%	8.4690	05/25/35	1,684,223
209,194	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1 B2(f),(h)		0.0000	08/15/30	198,547
115,231	Adjustable Rate Mortgage Trust Series 2005-2 3A1(d)		6.3290	06/25/35	111,829
71,746	Adjustable Rate Mortgage Trust Series 2005-4 1A1(d)		3.3220	08/25/35	58,703
618,345	Adjustable Rate Mortgage Trust Series 2005-5 2A1(d)		5.5920	09/25/35	541,859
170,750	Adjustable Rate Mortgage Trust Series 2005-6A 1A21(c)	TSFR1M + 0.634%	5.4890	11/25/35	145,531
203,213	Adjustable Rate Mortgage Trust Series 2005-6A 1A1(c)	TSFR1M + 0.654%	5.5090	11/25/35	171,723
82,352	Adjustable Rate Mortgage Trust Series 2005-10 3A31(d)		4.1780	01/25/36	75,270
210,962	Adjustable Rate Mortgage Trust Series 2005-10 3A11(d)		4.1780	01/25/36	190,299
111,692	Adjustable Rate Mortgage Trust Series 2005-10 6A1(c)	TSFR1M + 0.654%	5.5090	01/25/36	103,268
370,110	Aegis Asset Backed Securities Trust Mortgage Series 2004-3 B2(c)	TSFR1M + 3.264%	8.1190	09/25/34	331,298
482,688	Aegis Asset Backed Securities Trust Mortgage Series 2004-4 M3(c)	TSFR1M + 2.139%	6.9940	10/25/34	508,448
2,348,725	AFC Trust Series 1999-3 2A(c)	TSFR1M + 0.904%	5.7590	09/28/29	2,298,745
58,060	Alternative Loan Trust Series 2003-J3 1A2		5.2500	11/25/33	57,158
399,960	Alternative Loan Trust Series 2005-43 5A1(d)		5.7740	09/25/35	345,865
53,510	Alternative Loan Trust Series 2005-51 2A1(c)	TSFR1M + 0.714%	5.6750	11/20/35	49,566
1,497,340	Alternative Loan Trust Series 2006-J6 A2(b),(c)	-(TSFR1M + 0.114%) + 5.500%	0.5310	09/25/36	158,490
1,227,328	Alternative Loan Trust Series 2006-J6 A1(c)	TSFR1M + 0.614%	2.5370	09/25/36	462,446
653,200	Alternative Loan Trust Series 2006-32CB A2(b),(c)	-(TSFR1M + 0.114%) + 5.330%	0.3610	11/25/36	63,989
393,494	Alternative Loan Trust Series 2006-32CB A1(c)	TSFR1M + 0.784%	5.6390	11/25/36	175,886

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
13	Alternative Loan Trust Series 2006-OC11(c)	TSFR1M + 0.454%	5.3090	01/25/37	$4,126
359,242	Alternative Loan Trust Series 2004-2CB 4A1		5.0000	08/25/54	359,875
568,131	American Home Mortgage Assets Trust Series 2006-1 2A1(c)	TSFR1M + 0.304%	5.1590	05/25/46	482,898
4,158,854	American Home Mortgage Investment Trust Series 2005-2 5A4D(e)		5.8280	09/25/35	3,300,517
3,446	American Home Mortgage Investment Trust Series 2004-1 1M1(c)	TSFR1M + 1.014%	5.8690	04/25/44	3,428
872,714	American Home Mortgage Investment Trust Series 2005-4 5A(c)	TSFR6M + 2.178%	1.7080	11/25/45	353,005
343,571	American Home Mortgage Investment Trust Series 2006-3 12A1(c)	TSFR1M + 0.494%	5.3490	12/25/46	329,266
64,030	Ameriquest Mort Sec Inc Asset Bckd Ps Thr Cert Series AR1 M1(c)	TSFR1M + 1.179%	3.5730	09/25/32	63,019
2,411,332	Ameriquest Mort Sec Inc Asset Bk Pass Thr Cert Series 2002-C M1(c)	TSFR1M + 3.489%	8.3440	11/25/32	2,474,046
282,638	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M3(c)	TSFR1M + 2.964%	7.8190	08/25/32	281,715
127,383	Ameriquest Mortgage Securities Asset-Backed Series 2003-AR1 M3(c)	TSFR1M + 4.614%	3.8080	01/25/33	125,007
992,136	Ameriquest Mortgage Securities Asset-Backed Series 2004-R3 M4(c)	TSFR1M + 2.874%	7.7290	05/25/34	895,452
144,564	Ameriquest Mortgage Securities Inc Asset Back Series R1 M1(c)	TSFR1M + 0.909%	5.7640	02/25/34	145,567
297,500	Ameriquest Mortgage Securities Inc Asset-Backed Series 2002-D M1(c)	TSFR1M + 3.864%	3.3810	02/25/33	285,094
539,995	Ameriquest Mortgage Securities Inc Asset-Backed Series AR3 M5(c)	TSFR1M + 5.739%	3.0310	06/25/33	454,189
363,583	Amortizing Residential Collateral Trust Series 2002-BC5 M2(c)	TSFR1M + 1.914%	6.7690	07/25/32	371,275
509,605	Amresco Residential Securities Corp Mort Loan Series 1999-1 M1(c)	TSFR1M + 0.864%	6.2190	11/25/29	474,992
889,697	Argent Securities Inc Asset-Backed Pass-Through Series 2003-W3 M5(c)	TSFR1M + 5.739%	4.1190	09/25/33	788,287
215,622	Argent Securities Inc Asset-Backed Pass-Through Series W9 M1(c)	TSFR1M + 0.984%	4.0960	06/26/34	209,860
2,769,233	Asset Backed Securities Corp Home Equity Loan Series 2003-HE1 M3(c)	TSFR1M + 5.364%	10.4610	01/15/33	2,510,624
1,030,367	Asset Backed Securities Corp Home Equity Loan Series HE6 A2(c)	TSFR1M + 0.794%	5.6490	11/25/33	1,042,041
573,117	Banc of America Alternative Loan Trust Series 2006-4 1A2(b),(c)	-(TSFR1M + 0.114%) + 5.150%	0.1810	05/25/46	35,183
567,916	Banc of America Alternative Loan Trust Series 2006-4 1A1(c)	TSFR1M + 0.964%	5.8190	05/25/46	461,309
290,687	Banc of America Alternative Loan Trust Series 2006-4 1A5		6.0000	05/25/46	252,182
251,171	Banc of America Alternative Loan Trust Series 2006-4 1A4		6.0000	05/25/46	217,898
311,239	Banc of America Alternative Loan Trust Series 2006-4 1A3		6.0000	05/25/46	270,011
1,159,445	Banc of America Funding Corporation Series 2008-1 A2(d)		4.7100	09/25/48	1,123,481
565,724	Banc of America Funding Trust Series 2016-R2 1A1(d),(f)		4.7000	05/01/33	562,884
92,249	Banc of America Funding Trust Series 2003-1 B2		6.0000	05/20/33	36,177
44,353	Banc of America Funding Trust Series 2007-4 5A1		5.5000	11/25/34	38,379
396,729	Banc of America Funding Trust Series 2004-B 6A1(d)		2.9340	12/20/34	328,209
140,774	Banc of America Funding Trust Series 2005-B 1A1(d)		5.9170	04/20/35	127,265
1,454,364	Banc of America Funding Trust Series 2005-E 2A1(d)		4.1100	05/20/35	1,273,350
2,121,925	Banc of America Funding Trust Series 2015-R8 3A2(d),(f)		4.8730	08/26/35	1,640,321

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
51,790	Banc of America Funding Trust Series 2005-8 30PO(h)		0.0000	01/25/36	$34,603
1,125,431	Banc of America Funding Trust Series 2006-A 5A1(d)		3.6910	02/20/36	984,006
881,204	Banc of America Funding Trust Series 2006-A 4A1(d)		5.1490	02/20/36	849,441
380,278	Banc of America Funding Trust Series 2006-B 7A1(d)		4.3040	03/20/36	324,986
161,065	Banc of America Funding Trust Series 2006-B 1A1(d)		6.3710	03/20/36	153,153
126,790	Banc of America Funding Trust Series 2006-C 4A1(d)		5.4140	04/20/36	108,648
522,703	Banc of America Funding Trust Series 2006-D 2A1(d)		3.4990	05/20/36	471,274
210,105	Banc of America Funding Trust Series 2006-F 1A2(d)		6.5090	07/20/36	174,655
9,666	Banc of America Funding Trust Series 2006-G 3A3(c)	TSFR12M + 2.465%	6.6620	07/20/36	9,598
69,103	Banc of America Funding Trust Series 2007-7 30PO(h)		0.0000	09/25/37	32,241
93,082	Banc of America Funding Trust Series 2006-I 5A1(d)		3.3830	10/20/46	78,604
9,241	Banc of America Funding Trust Series 2007-C 6A2(c)	TSFR1M + 0.654%	5.6150	05/20/47	9,173
1,161,555	Banc of America Funding Trust Series 2007-5 7A5		6.5000	07/25/47	888,908
327,229	Banc of America Funding Trust Series 2007-8 3A1		6.0000	08/25/53	172,739
341,716	Banc of America Funding Trust Series 2009-R9 3A3(d),(f)		3.4820	11/25/56	267,557
273,681	Banc of America Funding Trust Series 2006-J 4A1(d)		5.0170	01/20/47	237,074
4,208,055	Banc of America Mortgage Trust Series 2004-G 3A1(d)		6.0730	08/25/34	2,814,381
33,563	Banc of America Mortgage Trust Series 2005-A 2A2(d)		4.9400	02/25/35	32,807
593,668	Banc of America Mortgage Trust Series 2005-G 4A3(d)		3.4770	08/25/35	504,015
623,196	Banc of America Mortgage Trust Series 2005-I 4A1(d)		6.2030	10/25/35	623,620
78,786	Banc of America Mortgage Trust Series 2006-A 1A1(d)		4.1360	02/25/36	66,590
70,251	Banc of America Mortgage Trust Series 2006-B 2A1(d)		5.1300	11/20/46	63,469
2,000,000	BankAmerica Manufactured Housing Contract Trust Series 2 B1(d)		1.0690	02/10/32	313,789
2,743,950	Bayview Financial Asset Trust Series 2007-SR1A M1(c),(f)	TSFR1M + 0.914%	5.7690	03/25/37	2,723,818
150,105	Bayview Financial Asset Trust Series 2007-SR1A M2(c),(f)	TSFR1M + 1.014%	5.8690	03/25/37	150,622
133,851	Bayview Financial Asset Trust Series 2007-SR1A M3(c),(f)	TSFR1M + 1.264%	6.1190	03/25/37	135,707
703,675	Bayview Financial Asset Trust Series 2007-SR1A M4(c),(f)	TSFR1M + 1.614%	6.4690	03/25/37	684,558
921,495	Bayview Financial Mortgage Pass-Through Trust Series A B1(c)	TSFR1M + 4.239%	9.0850	02/28/44	960,218
3,333	Bayview Financial Mortgage Pass-Through Trust Series 2004-D B1(c)	TSFR1M + 2.964%	7.8100	08/28/44	3,336
4,203,428	BCAP, LLC Trust Series 2013-RR7 4A4(d),(f)		5.3940	12/27/34	3,974,349
1,820,118	BCAP, LLC Trust Series 2009-RR10 1A2(d),(f)		6.0000	02/26/36	1,785,497
1,385,300	BCAP, LLC Trust Series 2010-RR11 3A3(d),(f)		4.3260	06/27/36	1,309,531
1,416,272	BCMSC Trust Series 1998-C M1(d)		7.5100	01/15/29	1,400,035
731,888	BCMSC Trust Series 1999-B A2(d)		0.8470	12/15/29	63,161

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
611,382	BCMSC Trust Series 1999-B A3(d)		0.8470	12/15/29	$54,312
4,944,914	BCMSC Trust Series 1999-B A5(d)		0.8470	12/15/29	455,190
737,790	BCMSC Trust Series 1999-B A6(d)		0.8470	12/15/29	71,658
142,489	Bear Stearns ALT-A Trust Series 2004-12 2A4(d)		4.3140	01/25/35	129,745
1,289,321	Bear Stearns ALT-A Trust Series 2005-10 11A1(c)	TSFR1M + 0.614%	5.4690	01/25/36	1,217,220
1,815,716	Bear Stearns ALT-A Trust Series 2006-1 11A1(c)	TSFR1M + 0.594%	5.4490	02/25/36	1,710,937
366,798	Bear Stearns ALT-A Trust Series 2006-3 35A1(d)		2.8650	05/25/36	176,630
54,716	Bear Stearns ALT-A Trust Series 2006-3 33A1(d)		5.1490	05/25/36	34,568
155,181	Bear Stearns ALT-A Trust Series 2006-3 1A1(c)	TSFR1M + 0.494%	5.3490	05/25/36	132,812
203,375	Bear Stearns ARM Trust Series 2004-9 23A1(d)		6.7080	11/25/34	199,441
820,508	Bear Stearns ARM Trust Series 2005-6 3A1(d)		6.7160	08/25/35	800,027
212,848	Bear Stearns ARM Trust Series 2006-4 1A1(d)		6.9540	10/25/36	204,144
48,494	Bear Stearns ARM Trust Series 2007-5 3A1(d)		4.6720	08/25/47	42,118
2,790,871	Bear Stearns ARM Trust Series 2007-5 2A1(d)		5.1690	08/25/47	2,530,921
9,082,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9A(c)	TSFR1M + 6.114%	10.9690	10/25/34	9,081,580
148,848	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M6(c)	TSFR1M + 4.764%	6.0170	12/25/34	187,744
1,006,367	Bear Stearns Asset Backed Securities I Trust Series TC1 M7(c)	TSFR1M + 4.614%	5.1980	05/25/35	1,077,056
674,813	Bear Stearns Asset Backed Securities I Trust Series 2005-TC1 M6(c)	TSFR1M + 2.664%	5.1980	05/25/35	687,290
3,547,332	Bear Stearns Asset Backed Securities I Trust Series 2005-TC2 M8(c),(f)	TSFR1M + 4.614%	5.1930	08/25/35	3,659,139
132,528	Bear Stearns Asset Backed Securities I Trust Series 2005-AC5 1A1(c)	TSFR1M + 1.114%	5.5000	08/25/35	80,008
2,411,806	Bear Stearns Asset Backed Securities I Trust Series HE10 1M2(c)	TSFR1M + 0.464%	5.3190	12/25/36	2,177,780
1,171,529	Bear Stearns Asset Backed Securities I Trust Series 2007-HE1 2M1(c)	TSFR1M + 0.384%	5.2390	01/25/37	1,085,227
16,587	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A1(e)		5.7500	10/25/33	18,015
388,739	Bear Stearns Asset Backed Securities Trust Series 2003-SD1 A(c)	TSFR1M + 1.014%	5.8690	12/25/33	390,566
1,788,000	Bear Stearns Asset Backed Securities Trust Series 2006-SD1 M4(c)	TSFR1M + 2.364%	7.2190	04/25/36	1,906,156
2,243,684	Bear Stearns Asset Backed Securities Trust Series 2006-2 M6(c)	TSFR1M + 2.739%	7.5940	07/25/36	2,234,654
2,987,000	Bear Stearns Asset Backed Securities Trust Series 2006-2 M7(c)	TSFR1M + 3.864%	8.7190	07/25/36	2,903,140
25,916	Bear Stearns Asset Backed Securities Trust Series 2006-SD3 1A1A		5.5000	08/25/36	26,002
346,471	Bear Stearns Asset Backed Securities Trust Series 2006-SD4 3A1(c)	12MTA + 0.980%	1.3230	10/25/36	90,727
410,741	Bear Stearns Asset Backed Securities Trust Series 2007-SD1 1A2A		3.3350	10/25/36	144,503
277,237	Bear Stearns Asset Backed Securities Trust Series 2005-SD3 2M4(c)	TSFR1M + 3.264%	8.1190	11/25/39	302,883
902,000	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M4(c)	TSFR1M + 3.264%	8.1190	12/25/42	1,006,656
447,943	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M3(c)	TSFR1M + 3.264%	8.1190	12/25/42	513,039
8,438	Bear Stearns Asset Backed Securities Trust Series SD1 1M5(c)	TSFR1M + 2.319%	7.1740	08/25/43	13,484

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
28,123	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1PO(h)		0.0000	09/25/46	$21,007
137,866	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A1B		5.5000	09/25/46	128,801
618,519	Bear Stearns Mortgage Funding Trust Series 2006-SL5 1A(c)	TSFR1M + 0.414%	5.2690	12/25/36	839,911
5,867	Bear Stearns Mortgage Securities, Inc. Series 1997-6 1A(d)		8.3140	03/25/31	5,866
364	Bear Stearns Mortgage Securities, Inc. Series 1997-6 B2(d)		8.3140	03/25/31	351
215,756	Bear Stearns Second Lien Trust Series 2007-1 1A(c)	(TSFR1M + 0.114%) + 0.380%	5.1590	01/25/37	211,120
16,028	Bear Stearns Second Lien Trust Series 2007-1 3A(c)	TSFR1M + 0.554%	5.4090	08/25/37	15,378
262,158	Bond Securitization Trust Series 2003-1 X(d)		0.0000	10/25/34	233,321
108,064	Centex Home Equity Loan Trust Series 2004-C M2(c)	TSFR1M + 0.909%	4.6300	06/25/34	105,467
276,469	Centex Home Equity Loan Trust Series 2004-D MF2(e)		6.0600	09/25/34	275,589
161,175	Chase Funding Loan Acquisition Trust Series OPT1 M2(c)	TSFR1M + 1.614%	6.4690	06/25/34	164,712
44,836	Chase Funding Trust Series 2003-6 1A7(e)		4.8550	11/25/34	44,345
68,563	Chase Funding Trust Series 2003-6 2M1(c)	TSFR1M + 0.864%	5.7190	11/25/34	89,976
916,927	ChaseFlex Trust Series 2005-2 3A4		7.5000	06/25/35	587,501
194,155	CHL Mortgage Pass-Through Trust Series 2004-2 2A1(d)		4.5000	02/25/34	172,842
201,198	CHL Mortgage Pass-Through Trust Series 2004-5 2A7		5.0000	05/25/34	204,133
1,270,659	CHL Mortgage Pass-Through Trust Series 2004-7 6A1(d)		6.4910	05/25/34	1,198,849
37,152	CHL Mortgage Pass-Through Trust Series 2004-8 1A6(h)		0.0000	07/25/34	29,209
310,228	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(d)		6.5570	08/25/34	284,775
1,333	CHL Mortgage Pass-Through Trust Series 2005-7 2A2(c)	TSFR1M + 0.834%	5.3550	03/25/35	426
230,840	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	140,226
107,492	CHL Mortgage Pass-Through Trust Series 2005-HYB6 5A1(d)		4.5110	10/20/35	103,170
776,257	CHL Mortgage Pass-Through Trust Series 2005-31 2A3(d)		4.1340	01/25/36	685,485
85,979	Citicorp Mortgage Securities Trust Series 2006-1 1A4		6.0000	02/25/36	78,169
179,307	Citicorp Mortgage Securities, Inc. Series 2005-2 1A3		5.5000	03/25/35	159,283
17	Citicorp Residential Mortgage Trust Series 2007-2 A6(e)		4.5280	06/25/37	17
97,938	Citigroup Mortgage Loan Trust Series 2004-HYB2 3A(d)		5.7750	03/25/34	84,780
218,034	Citigroup Mortgage Loan Trust Series 2009-4 7A5(d),(f)		5.4800	05/25/35	205,939
22,918	Citigroup Mortgage Loan Trust Series 2013-8 1A2(d),(f)		5.5800	05/25/35	21,675
0	Citigroup Mortgage Loan Trust Series 2010-8 2A2(d),(f)		4.0920	11/19/35	—
314,968	Citigroup Mortgage Loan Trust Series 2006-AR2 1A2(d)		5.3420	03/25/36	310,713
337,335	Citigroup Mortgage Loan Trust Series 2006-AR3 1A2A(d)		4.8260	06/25/36	324,057
15,657	Citigroup Mortgage Loan Trust Series 2006-AR5 2A4A(d)		4.9540	07/25/36	15,092
268,988	Citigroup Mortgage Loan Trust Series 2013-8 2A2(d),(f)		5.6150	11/25/36	181,858

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
1,365,253	Citigroup Mortgage Loan Trust Series 2008-RR1 A1A1(c),(f)	TSFR1M + 0.184%	5.0390	01/25/37	$1,178,898
1,583,822	Citigroup Mortgage Loan Trust Series 2007-6 1A4A(d)		4.5620	03/25/37	1,534,108
649,267	Citigroup Mortgage Loan Trust, Inc. Series 2004-RR1 2A1(c),(f)	TSFR1M + 0.514%	5.3690	01/25/29	603,676
447,165	Citigroup Mortgage Loan Trust, Inc. Series HE3 M3(c)	TSFR1M + 3.639%	8.4940	12/25/33	486,644
3,301,000	Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3 M4(c)	TSFR1M + 4.614%	9.4690	12/25/33	3,644,269
31,108	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3		8.0000	08/25/34	32,464
226,806	Citigroup Mortgage Loan Trust, Inc. Series 2004-RES1 M7(c)	TSFR1M + 2.739%	7.5940	11/25/34	840,191
893,347	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 2A3		5.7500	11/25/35	687,013
70,067	CitiMortgage Alternative Loan Trust Series 2007-A1 1APO(h)		0.0000	01/25/37	39,972
148,997	CitiMortgage Alternative Loan Trust Series 2007-A1 1A9(b),(c)	-(TSFR1M + 0.114%) + 5.400%	0.4310	01/25/37	11,171
15,593	CitiMortgage Alternative Loan Trust Series 2007-A1 1A1		6.0000	01/25/37	13,931
11,151,101	Conseco Finance Corporation Series 7 B2(d)		0.9950	10/15/26	665,187
624,149	Conseco Finance Corporation Series 1996-8 B1(d)		7.9500	11/15/26	630,450
3,067,604	Conseco Finance Corporation Series 1997-8 M1(d)		7.0200	10/15/27	3,022,241
1,274,350	Conseco Finance Corporation Series 9 B1(d)		7.6500	01/15/28	1,261,614
4,170,965	Conseco Finance Corporation Series 1997-3 M1(d)		7.5300	03/15/28	4,142,157
1,358,400	Conseco Finance Corporation Series 1997-2 M1(d)		7.5400	06/15/28	1,364,522
4,782,548	Conseco Finance Corporation Series 7 M1(d)		7.0300	07/15/28	4,731,142
2,790,888	Conseco Finance Corporation Series 1996-10 B1(d)		7.2400	11/15/28	2,798,580
229,949	Conseco Finance Corporation Series 1998-2 M1(d)		6.9400	12/01/28	222,880
4,736,454	Conseco Finance Corporation(d)		6.9700	05/15/29	4,749,443
2,245,199	Conseco Finance Corporation Series 3 M1(d)		6.8600	03/01/30	2,196,280
474,094	Conseco Finance Corporation/Old Series A B2(c)	TSFR1M + 5.864%	10.9610	04/15/32	654,735
1,623,081	Conseco Finance Securitizations Corporation Series 6 A1(d),(f)		7.3600	06/01/30	499,652
2,543,032	Conseco Finance Securitizations Corporation Series 2002-1 M2(d)		9.5460	12/01/33	2,497,648
78,263	Contimortgage Home Equity Loan Trust Series 1996-4 A10(c)	TSFR1M + 0.594%	5.6910	01/15/28	64,020
219,722	Countrywide Asset-Backed Certificates Series BC2 B(c)	TSFR1M + 4.464%	9.3190	08/25/33	228,993
452,008	Countrywide Asset-Backed Certificates Series 2004-BC2 M5(c)	TSFR1M + 2.739%	7.5940	10/25/33	457,562
38,953	Countrywide Asset-Backed Certificates Series 2004-S1 M1(e)		5.2520	02/25/35	38,601
662,152	Countrywide Asset-Backed Certificates Series 2006-13 1AF5(e)		3.9610	01/25/37	561,187
801,308	Countrywide Asset-Backed Certificates Series 2007-QX1 A1(c)	TSFR1M + 0.614%	5.4690	05/25/37	697,926
22,478	Countrywide Home Equity Loan Trust Series 2006-HW 2A1A(c)	TSFR1M + 0.264%	5.3610	11/15/36	19,921
491,286	Countrywide Home Equity Loan Trust Series 2006-HW 2A1B(c)	TSFR1M + 0.264%	5.3610	11/15/36	436,202
281,139	Credit Suisse First Boston Mortgage Securities Series 2005-8 6A1		5.5000	08/25/25	206,234

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
468,728	Credit Suisse First Boston Mortgage Securities Series MH29 B1(d)		8.1000	09/25/31	$473,782
253,616	Credit Suisse First Boston Mortgage Securities Series 2002-P1A A(d),(f)		6.0590	03/25/32	240,346
107,664	Credit Suisse First Boston Mortgage Securities Series 2002-18 1M2(d)		7.0000	06/25/32	103,855
621,882	Credit Suisse First Boston Mortgage Securities Series 2002-HE1 A2(c)	TSFR1M + 0.854%	4.0250	08/25/32	595,283
594,781	Credit Suisse First Boston Mortgage Securities Series HE16 B1(c)	TSFR1M + 2.914%	7.7690	10/25/32	653,573
75,670	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB1(d)		6.4260	11/25/32	73,332
19,297	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB2(d)		6.4260	11/25/32	18,693
52,294	Credit Suisse First Boston Mortgage Securities Series 2003-8 CB2(d)		5.6530	04/25/33	35,460
176,204	Credit Suisse First Boston Mortgage Securities Series AR26 9M3(c)	TSFR1M + 2.864%	7.7190	11/25/33	173,129
46,944	Credit Suisse First Boston Mortgage Securities Series 2003-AR28 6M3(c)	TSFR1M + 2.864%	7.7190	12/25/33	54,720
663,712	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(c)	TSFR1M + 2.214%	7.0690	02/25/34	726,702
578,775	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(c)	TSFR1M + 3.364%	4.0860	04/25/34	539,785
51,097	Credit Suisse First Boston Mortgage Securities Series 2004-5 5A1		5.0000	09/25/34	46,131
737,096	Credit Suisse First Boston Mortgage Securities Series 2005-12 5A1		5.2500	01/25/36	645,784
2,881	Credit-Based Asset Servicing and Securitization, Series 1999-3 A(a),(d),(f)		3.5220	02/03/29	2,233
142,291	Credit-Based Asset Servicing and Securitization, Series 2002-CB5 M2(c)	TSFR1M + 3.114%	4.1670	05/25/32	140,664
216,857	Credit-Based Asset Servicing and Securitization, Series CB4 M1(c)	TSFR1M + 1.239%	6.0940	02/25/33	219,995
4,464,000	Credit-Based Asset Servicing and Securitization, Series RP1 B3(e),(f)		5.9000	04/25/36	4,778,012
579,481	Credit-Based Asset Servicing and Securitization, Series 2006-RP2 M1(c),(f)	TSFR1M + 1.164%	6.0190	07/25/36	590,185
269,905	Credit-Based Asset Servicing and Securitization, Series 2006-CB2 AF4(e)		3.0310	12/25/36	227,201
717,360	Credit-Based Asset Servicing and Securitization, Series 2007-SL1A A2(c),(f)	TSFR1M + 0.574%	5.4290	02/25/37	559,468
241,075	Credit-Based Asset Servicing and Securitization, Series 2007-SP1 M1(e),(f)		4.5290	12/25/37	301,817
1,281,152	Credit-Based Asset Servicing and Securitization, Series 2004-RP1 M3(c),(f)	TSFR1M + 3.114%	7.9690	05/25/50	1,274,197
553,042	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 B3(c)	TSFR1M + 4.114%	8.9690	02/25/32	602,957
542,105	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-29 2B1		7.0000	10/25/32	544,550
59,171	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 4M3(c)	TSFR1M + 3.014%	7.8690	07/25/33	58,089
6,056	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 7A1		5.5000	11/25/33	6,004
199,903	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 8A1		6.0000	11/25/33	202,738
537,937	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 4A2(c)	TSFR1M + 0.464%	5.3190	10/25/35	449,252
2,950	CSMC Series 2014-4R 16A3(c),(f)	TSFR1M + 0.314%	4.8630	02/27/36	2,950
86,525	CSMC Series 2011-6R 4A2(d),(f)		4.5320	04/28/37	82,537

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
1,408,996	CSMC Mortgage-Backed Trust Series 2006-9 4A13		6.5000	11/25/36	$885,849
518,561	CSMC Mortgage-Backed Trust Series 2007-1 5A13		6.0000	02/25/37	279,644
171,330	CSMC Mortgage-Backed Trust Series 2007-3 3A4		5.0000	04/25/37	144,089
128,484	CSMC Mortgage-Backed Trust Series 2007-3 4A6(c)	TSFR1M + 0.364%	5.2190	04/25/37	96,762
2,302,731	CSMC Mortgage-Backed Trust Series 2007-4 5A1		1.1060	06/25/37	365,399
189,439	CSMC Mortgage-Backed Trust Series 2007-4 1A1(c)	TSFR1M + 0.514%	5.3690	06/25/37	106,908
336,930	CWABS Asset-Backed Certificates Trust Series 2004-13 MF5(d)		5.5680	01/25/35	228,605
1,973	CWABS Asset-Backed Certificates Trust Series 2005-16 2AF3(d)		4.4130	05/25/36	1,962
470,165	CWABS Asset-Backed Certificates Trust Series 2005-17 1AF4(e)		6.5470	05/25/36	388,318
307,417	CWABS Inc Asset-Backed Certificates Series 2004-1 M1(c)	TSFR1M + 0.864%	5.7190	03/25/34	310,599
40,401	CWABS Revolving Home Equity Loan Trust Series 2004-O 2A(c)	TSFR1M + 0.394%	5.4910	02/15/34	39,858
128,790	CWHEQ Home Equity Loan Trust Series 2006-S6 A5(d)		5.9620	03/25/34	123,586
1,294,871	CWHEQ Home Equity Loan Trust Series 2006-S5 A5		6.1550	06/25/35	2,287,353
160,070	CWHEQ Home Equity Loan Trust Series 2006-S7 A5(d)		5.9450	11/25/35	160,850
22,665	CWHEQ Revolving Home Equity Loan Trust Series H 2A(c)	TSFR1M + 0.354%	5.4510	12/15/35	22,650
5,246,535	CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A(c)	TSFR1M + 0.254%	5.3510	01/15/37	4,857,037
147,351	Deutsche Alt-B Securities Inc Mortgage Loan Trust Series 2006-AB2 A3(d)		4.7450	06/25/36	134,561
105,163	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1 A3(e)		6.3650	02/25/36	97,389
1,996,597	Deutsche Financial Capital Securitization, LLC Series 1998-I B1		7.2750	04/15/28	1,931,065
29,020	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 B2(d)		5.5000	09/25/33	27,969
24,588	Deutsche Mortgage Securities Inc Mortgage Loan Series 2006-PR1 4AF1(c),(f)	TSFR1M + 0.404%	5.5010	04/15/36	21,581
148,471	DSLA Mortgage Loan Trust Series 2004-AR1 A2B(c)	TSFR1M + 0.954%	5.9190	09/19/44	131,619
922,210	DSLA Mortgage Loan Trust Series 2004-AR2 A1B(c)	TSFR1M + 0.914%	5.8790	11/19/44	779,236
589,294	DSLA Mortgage Loan Trust Series 2004-AR2 A2B(c)	TSFR1M + 0.914%	5.8790	11/19/44	547,726
1,621,956	DSLA Mortgage Loan Trust Series 2005-AR3 2A1B(c)	TSFR1M + 0.594%	5.5590	07/19/45	1,456,516
3,382,151	DSLA Mortgage Loan Trust Series 2007-AR1 1A1B(c)	TSFR1M + 0.254%	5.2190	04/19/47	2,583,222
233,142	Equity One Mortgage Pass-Through Trust Series 2002-1 M1(d)		6.2820	08/25/32	231,003
209,469	Finance America Mortgage Loan Trust Series 2004-3 M2(c)	TSFR1M + 1.059%	5.9140	11/25/34	187,326
195,762	Finance America Mortgage Loan Trust Series 2004-3 M3(c)	TSFR1M + 1.134%	5.9890	11/25/34	168,327
248,998	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(c)	TSFR1M + 1.914%	6.7690	04/25/32	249,644
11,836	First Franklin Mortgage Loan Trust Series 2003-FFB X(d)		0.0000	02/25/33	11,063
157,074	First Franklin Mortgage Loan Trust Series 2004-FF2 M5(c)	TSFR1M + 1.614%	6.4690	03/25/34	150,523
990,845	First Franklin Mortgage Loan Trust Series 2004-FFH3 M4(c)	TSFR1M + 1.719%	6.5740	10/25/34	893,496

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
73,623	First Franklin Mortgage Loan Trust Series 2004-FFA X(f)		0.0000	04/25/38	$73,000
148,545	First Horizon Alternative Mortgage Securities Series 2004-AA5 2A1(d)		5.7370	12/25/34	140,181
348,807	First Horizon Alternative Mortgage Securities Series 2004-AA7 1A1(d)		5.2030	02/25/35	319,976
24,711	First Horizon Alternative Mortgage Securities Series 2005-AA1 1A1(d)		5.1440	03/25/35	14,394
865,446	First Horizon Alternative Mortgage Securities Series 2005-AA3 2A1(d)		3.9950	05/25/35	429,303
214,498	First Horizon Alternative Mortgage Securities Series 2005-AA5 1A1(d)		6.4410	07/25/35	134,685
1,112	First Horizon Alternative Mortgage Securities Series 2006-AA4 1A1(d)		0.0000	07/25/36	—
18,114	First Horizon Mortgage Pass-Through Trust Series 2000-H 3B1(d)		6.5670	05/25/30	17,919
14,870	First Horizon Mortgage Pass-Through Trust Series 2000-H 4B2(d)		6.8680	05/25/30	14,517
153,307	First Horizon Mortgage Pass-Through Trust Series 2004-FL1 1A1(c)	TSFR1M + 0.384%	5.2390	02/25/35	136,336
178,895	First Horizon Mortgage Pass-Through Trust Series 2005-AR4 2A1(d)		5.3540	10/25/35	166,427
610,920	First Horizon Mortgage Pass-Through Trust Series 2005-AR6 3A1(d)		6.6250	01/25/36	450,853
467,808	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 3A1(d)		3.5150	10/25/36	360,528
31,688	First Horizon Mortgage Pass-Through Trust Series 2007-AR2 2A1(d)		3.8750	07/25/37	15,724
174,726	FirstCity Capital Home Equity Loan Trust Series 1998-2 A3(c),(f)	TSFR1M + 1.714%	6.5690	01/25/29	174,043
286,085	FirstCity Capital Home Equity Loan Trust Series 1998-2 A1(f)		6.9900	01/25/29	287,194
225,332	Fremont Home Loan Trust Series 1999-3 A1(c)	TSFR1M + 0.824%	5.6790	12/25/29	218,945
206,198	Fremont Home Loan Trust Series 1999-3 A2(c)	TSFR1M + 0.904%	5.7590	12/25/29	199,548
1,374,940	Fremont Home Loan Trust Series 2002-2 M1(c)	TSFR1M + 1.839%	6.6940	10/25/33	1,526,371
35,506	Fremont Home Loan Trust Series 2004-B M7(c)	TSFR1M + 3.114%	7.9690	05/25/34	29,690
11,255	Fremont Home Loan Trust Series 2005-A M3(c)	TSFR1M + 0.849%	5.7040	01/25/35	11,034
291,832	Global Mortgage Securitization Ltd. Series 2004-A A2(c),(f)	TSFR1M + 0.434%	5.2890	11/25/32	283,378
75,273	GMACM Home Equity Loan Trust Series 2004-HE3 A2VN(c),(f)	TSFR1M + 0.614%	5.4690	10/25/34	74,928
10,540	GMACM Home Equity Loan Trust Series 2005-HE1 A1VN(c),(f)	TSFR1M + 0.614%	5.4690	08/25/35	5,815
938,196	GMACM Home Equity Loan Trust Series 2007-HE2 A1(c)	SOFRRATE + 0.254%	5.1090	12/25/37	868,981
711,910	GMACM Home Equity Loan Trust Series 2007-HE2 A4(e)		7.4240	12/25/37	704,668
134,336	GMACM Mortgage Loan Trust Series 2004-J2 A9(h)		0.0000	06/25/34	113,970
1,694,541	GMACM Mortgage Loan Trust Series 2005-AR4 3A1(d)		3.7820	07/19/35	1,419,252
519,439	GMACM Mortgage Loan Trust Series 2004-GH1 B(e)		5.5000	07/25/35	379,237
411,567	GMACM Mortgage Loan Trust Series 2005-AR6 3A1(d)		4.4710	11/19/35	354,199
129,193	GreenPoint Mortgage Funding Trust Series 2005-HE3 A(c)	TSFR1M + 0.294%	5.3910	09/15/30	127,864
641,395	GreenPoint Mortgage Funding Trust Series 2006-AR2 4A1(c)	12MTA + 2.000%	7.1230	03/25/36	586,421
59,735	GreenPoint Mortgage Funding Trust Series 2006-AR3 4A1(c)	TSFR1M + 0.534%	5.3890	04/25/36	52,543
259,602	GreenPoint Mortgage Funding Trust Series 2005-AR4 1A1(c)	TSFR1M + 0.634%	5.4890	10/25/45	247,568

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
203,861	GreenPoint Mortgage Funding Trust Series 2005-AR5 3A1(c)	TSFR1M + 0.674%	5.5290	11/25/45	$150,373
527,455	GreenPoint Mortgage Loan Trust Series 2004-1 A(c)	TSFR1M + 1.264%	6.1190	10/25/34	415,992
314,603	GreenPoint MTA Trust Series 2005-AR3 1A1(c)	TSFR1M + 0.594%	5.4490	08/25/45	262,236
1,317,300	GSAA Home Equity Trust Series 2005-2 B3(c)	TSFR1M + 3.564%	8.4190	12/25/34	1,214,829
82,456	GSAMP Trust Series 2004-HE1 M1(c)	TSFR1M + 0.939%	5.7940	05/25/34	75,594
1,369,211	GSAMP Trust Series 2004-SD1 M2(c)	TSFR1M + 2.514%	7.3690	06/25/34	1,135,818
140,046	GSMPS Mortgage Loan Trust Series 1998-2 A(d),(f)		7.7500	05/19/27	146,254
53,056	GSMPS Mortgage Loan Trust Series 1998-3 A(d),(f)		4.9320	09/19/27	52,689
132,038	GSMPS Mortgage Loan Trust Series 1999-2 A(d),(f)		8.0000	09/19/27	130,883
45,286	GSMPS Mortgage Loan Trust Series 1998-1 A(d),(f)		8.0000	09/19/27	43,456
364,258	GSMPS Mortgage Loan Trust Series 2001-2 A(d),(f)		7.5000	06/19/32	345,029
99,384	GSR Mortgage Loan Trust Series 2003-1 B1(d)		5.7100	03/25/33	93,258
9,412	GSR Mortgage Loan Trust Series 2003-1 A2(c)	H15T1Y + 1.750%	6.7500	03/25/33	9,424
68,996	GSR Mortgage Loan Trust Series 2003-3F B3(d)		5.9500	04/25/33	64,258
156,387	GSR Mortgage Loan Trust Series 2003-4F B3(d)		5.9040	05/25/33	162,265
154,989	GSR Mortgage Loan Trust Series 2003-9 A2(c)	TSFR12M + 2.465%	6.6620	08/25/33	149,784
67,720	GSR Mortgage Loan Trust Series 2004-15F 3A1(c)	TSFR1M + 0.414%	5.2690	12/25/34	62,266
256,935	GSR Mortgage Loan Trust Series 2005-1F 4A1(c)	TSFR1M + 0.414%	5.2690	01/25/35	232,203
55,674	GSR Mortgage Loan Trust Series 2005-7F 2A6		5.5000	09/25/35	54,762
183,789	GSR Mortgage Loan Trust Series 2005-AR5 1A1(d)		6.7070	10/25/35	175,897
234,294	GSR Mortgage Loan Trust Series 2005-AR7 5A1(d)		4.7710	11/25/35	193,111
332,540	GSR Mortgage Loan Trust Series 2005-8F 2A1		5.5000	11/25/35	315,648
443,793	GSR Mortgage Loan Trust Series 2005-8F 2A4		5.5000	11/25/35	421,249
1,024,374	GSR Mortgage Loan Trust Series 2005-8F 2A6		5.5000	11/25/35	972,338
1,137,923	GSR Mortgage Loan Trust Series 2006-2F 1A1		5.0000	02/25/36	1,031,826
719,682	GSR Mortgage Loan Trust Series 2006-1F 4A1		5.5000	02/25/36	525,147
30,133	GSR Mortgage Loan Trust Series 2006-1F 1A3		5.5000	02/25/36	79,113
19,694	GSR Mortgage Loan Trust Series 2006-1F 1A9		5.5000	02/25/36	34,167
165,965	GSR Mortgage Loan Trust Series 2006-2F 2A1		5.7500	02/25/36	143,906
1,315,533	GSR Mortgage Loan Trust Series 2006-2F 2A13		5.7500	02/25/36	1,140,684
1,554,433	GSR Mortgage Loan Trust Series 2006-2F 2A17		5.7500	02/25/36	1,347,831
673,374	GSR Mortgage Loan Trust Series 2006-1F 1A6(c)	TSFR1M + 1.064%	5.9190	02/25/36	1,553,562
65,147,000	GSR Mortgage Loan Trust Series 2006-4F 2A2		5.5000	05/25/36	1,080,000
875,000	GSR Mortgage Loan Trust Series 2006-4F 2A11		5.5000	05/25/36	560,000

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
2,604,000	GSR Mortgage Loan Trust Series 2006-4F 5A11		5.5000	05/25/36	$837,500
188,732	GSR Mortgage Loan Trust Series 2006-5F 2A1		6.0000	06/25/36	327,008
371,876	GSR Mortgage Loan Trust Series 2006-5F 2A2		6.0000	06/25/36	644,334
69,864	GSR Mortgage Loan Trust Series 2006-5F 2A4		6.0000	06/25/36	121,051
10,274	GSR Mortgage Loan Trust Series 2006-7F 2A1		6.0000	08/25/36	1,575,000
373,185	GSR Mortgage Loan Trust Series 2006-10F 2A1		5.7500	12/25/36	1,489,185
153,394	GSR Mortgage Loan Trust Series 2007-1F 2A4		5.5000	01/25/37	239,843
274,738	GSR Mortgage Loan Trust Series 2007-1F 2A2		5.5000	01/25/37	841,526
776,548	GSR Mortgage Loan Trust Series 2007-1F 3A1		6.0000	01/25/37	472,576
430,472	GSR Mortgage Loan Trust Series 2007-AR1 3A1(d)		3.9030	03/25/37	371,651
610,897	GSR Mortgage Loan Trust Series 2007-AR1 1A1(d)		4.1730	03/25/37	326,354
404,995	GSR Mortgage Loan Trust Series 2007-3F 2A1		5.7500	05/25/37	1,793,507
232,829	GSR Mortgage Loan Trust Series 2007-AR2 5A1A(d)		5.9300	05/25/37	217,633
43,456	GSR Mortgage Loan Trust Series 2007-4F 1A1		5.0000	07/25/37	73,362
2,155,275	GSR Mortgage Loan Trust Series 2007-4F 2A1		5.7500	07/25/37	3,809,287
69,516	HarborView Mortgage Loan Trust Series 2003-1 B1(d)		5.8470	05/19/33	56,087
238,469	HarborView Mortgage Loan Trust Series 2004-1 B1(d)		6.1520	04/19/34	205,498
951,317	HarborView Mortgage Loan Trust Series 2004-8 3A2(c)	TSFR1M + 0.914%	5.8790	11/19/34	733,087
72,262	HarborView Mortgage Loan Trust Series 2004-9 4A2(c)	TSFR1M + 0.894%	5.8590	12/19/34	64,113
3,114,847	HarborView Mortgage Loan Trust Series 2005-2 1A(c)	TSFR1M + 0.634%	1.5100	05/19/35	935,408
43,368	HarborView Mortgage Loan Trust Series 2005-4 4A(d)		6.1260	07/19/35	38,473
180,393	HarborView Mortgage Loan Trust Series 2005-8 1A2A(c)	TSFR1M + 0.774%	5.7390	09/19/35	117,710
16,335	HarborView Mortgage Loan Trust Series 2005-14 2A1A(d)		7.5170	12/19/35	16,274
99,761	HarborView Mortgage Loan Trust Series 2005-14 3A1A(d)		7.5870	12/19/35	93,683
1,871,904	HarborView Mortgage Loan Trust Series 2005-16 4A1B(c)	12MTA + 2.000%	7.1230	01/19/37	1,401,949
18,412	Home Equity Asset Trust Series 2002-2 B1(c)	TSFR1M + 2.714%	7.9920	06/25/32	35,133
192,483	Home Equity Asset Trust Series 5 B1(c)	TSFR1M + 4.364%	9.2190	05/25/33	202,928
160,222	Home Equity Asset Trust Series 2003-1 B2(c)	TSFR1M + 4.864%	9.7190	06/25/33	1,195,657
96,264	Home Equity Asset Trust Series 2003-8 B2(c)	TSFR1M + 3.364%	8.2190	04/25/34	136,050
3,094,192	Home Equity Asset Trust Series 2004-5 M6(c)	TSFR1M + 2.064%	7.3420	11/25/34	3,250,770
4,646,000	Home Equity Asset Trust Series 2007-3 M1(c)	TSFR1M + 0.639%	5.4940	08/25/37	5,358,065
254,433	Home Equity Mortgage Loan Asset-Backed Trust Series C MV1(c)	TSFR1M + 0.784%	4.8540	12/25/31	411,437
196,997	Home Equity Mortgage Loan Asset-Backed Trust Series 2002-B M1(c)	TSFR1M + 1.539%	6.3940	10/25/33	193,673
62,978	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-A M2(c)	TSFR1M + 2.139%	3.7490	07/25/34	61,117

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
309,753	Home Equity Mortgage Trust Series 2007-1 A1(c)	TSFR1M + 0.454%	5.3090	05/25/37	$299,590
297,591	IMC Home Equity Loan Trust Series 1996-2 A7		7.9500	07/25/26	300,009
482,370	IMC Home Equity Loan Trust Series 1998-3 A7(e)		5.4320	08/20/29	476,304
58,304	IMC Home Equity Loan Trust Series 1998-5 A5(e)		5.5220	12/20/29	58,377
78,664	Impac CMB Trust Series 2004-10 3A2(c)	TSFR1M + 0.914%	5.7690	03/25/35	75,381
119,171	Impac CMB Trust Series 2005-4 2A2(c)	TSFR1M + 0.494%	5.7290	05/25/35	112,940
540,717	Impac CMB Trust Series 2005-4 2B1(c)	TSFR1M + 1.764%	7.4440	05/25/35	556,424
555,297	Impac CMB Trust Series 2005-7 A1(c)	TSFR1M + 0.634%	5.4890	11/25/35	490,428
183,931	Impac Secured Assets CMN Owner Trust Series 2003-3 M1(d)		5.2810	08/25/33	180,304
121,847	Impac Secured Assets CMN Owner Trust Series 2005-1 4A(d)		6.0680	07/25/35	113,074
113,385	IndyMac ARM Trust Series 2001-H1 1A(d)		6.8730	08/25/31	60,963
73,628	IndyMac IMSC Mortgage Loan Trust Series 2007-F3 PO(h)		0.0000	09/25/37	43,228
2,519,678	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 3A1(d)		4.5720	01/25/36	2,246,873
15,046	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 2A1(d)		5.5190	01/25/36	14,238
60,870	IndyMac INDA Mortgage Loan Trust Series 2007-AR4 3A1(d)		4.7450	08/25/37	58,988
1,709,918	IndyMac INDX Mortgage Loan Trust Series 2005-AR9 2A1(d)		5.2470	07/25/35	1,620,949
10,573	Irwin Home Equity Loan Trust Series 2004-1 2M2(c)	TSFR1M + 1.989%	6.8440	12/25/34	10,573
22,591	Irwin Home Equity Loan Trust Series 2004-1 2B1(c)	TSFR1M + 3.189%	8.0440	12/25/34	22,553
409,834	Irwin Home Equity Loan Trust Series 2006-P1 1A(c),(f)	TSFR1M + 0.394%	5.2490	12/25/36	401,757
345,922	Irwin Home Equity Loan Trust Series 2006-P1 2A3(e),(f)		6.3000	06/25/37	343,598
943,526	Jefferies Resecuritization Trust Series 2009-R6 7A5(d),(f)		5.7700	08/26/35	890,775
356,615	Jefferies Resecuritization Trust Series 2009-R7 6A2(d),(f)		5.2710	10/21/35	365,275
255,551	JP Morgan Alternative Loan Trust Series 2005-S1 2A1		5.0000	12/25/35	171,265
5,210	JP Morgan Alternative Loan Trust Series 2006-S2 A4(e)		6.6900	05/25/36	5,354
380,117	JP Morgan Mortgage Trust Series 2004-S2 2A13(c)	TSFR1M + 0.514%	5.3690	11/25/34	347,285
182,021	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	167,623
269,202	JP Morgan Mortgage Trust Series 2005-A6 5A1(d)		6.7730	08/25/35	273,882
658,629	JP Morgan Mortgage Trust Series 2005-A8 1A1(d)		5.3210	11/25/35	532,870
49,321	JP Morgan Mortgage Trust Series 2007-A2 3A1(d)		4.8420	04/25/37	40,555
161,982	JP Morgan Mortgage Trust Series 2007-S2 3A2		6.0000	06/25/37	158,629
68,918	JP Morgan Mortgage Trust Series 2007-S2 3A3		6.5000	06/25/37	68,720
1,279,145	JP Morgan Resecuritization Trust Series 2010-4 6A4(d),(f)		4.4860	10/26/36	1,138,300
1,640,338	Lehman A.B.S Manufactured Housing Contract Trust Series A C		0.0000	06/15/33	1,622,997
128,972	Lehman Mortgage Trust Series 2005-2 5A2(c)	-4.600(TSFR1M + 0.114%) + 28.060%	5.2010	12/25/35	121,027

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
599,421	Lehman Mortgage Trust Series 2005-2 AX(b)		5.5000	12/25/35	$90,692
800,916	Lehman Mortgage Trust Series 2005-2 5A1(c)	TSFR1M + 1.014%	5.8690	12/25/35	443,744
1,369,419	Lehman Mortgage Trust Series 2007-5 8A1(c)	TSFR1M + 0.394%	2.0080	08/25/36	240,540
1,385,983	Lehman Mortgage Trust Series 2007-5 8A2(b),(c)	-(TSFR1M + 0.114%) + 7.720%	2.7510	08/25/36	209,894
587,757	Lehman Mortgage Trust Series 2006-7 5A1(d)		1.2610	09/25/36	135,966
108,308	Lehman Mortgage Trust Series 2007-3 2A1(h)		0.0000	03/25/37	75,639
230,507	Lehman Mortgage Trust Series 2007-10 2A2		1.6720	01/25/38	66,551
188,317	Lehman Mortgage Trust Series 2006-4 4A1		6.0000	06/25/49	133,515
2,830,866	Lehman XS Trust Series 2005-4 1M1(c)	TSFR1M + 0.864%	5.7190	10/25/35	3,056,685
657,310	Lehman XS Trust Series 2005-5N 1A2(c)	TSFR1M + 0.474%	5.3290	11/25/35	650,016
475,319	Lehman XS Trust Series 2007-3 1AA1(c)	TSFR1M + 0.434%	5.2890	03/25/37	378,182
502,845	Lehman XS Trust Series 2007-6 3A2(e)		4.2500	05/25/37	496,445
256,232	Lehman XS Trust Series 2006-2N 1A1(c)	TSFR1M + 0.634%	5.4890	02/25/46	226,974
1,082,993	Long Beach Mortgage Loan Trust Series 2002-1 M3(c)	TSFR1M + 3.864%	8.7190	05/25/32	1,125,803
427,286	Long Beach Mortgage Loan Trust Series 2003-2 M3(c)	TSFR1M + 3.489%	8.3440	06/25/33	463,164
791,478	Long Beach Mortgage Loan Trust Series 2004-5 A5(c)	TSFR1M + 0.674%	5.5290	09/25/34	791,086
4,650,286	Long Beach Mortgage Loan Trust Series 2005-WL1 3M3(c)	TSFR1M + 1.089%	5.9440	06/25/45	4,746,641
15,317	Luminent Mortgage Trust Series 2006-7 2A1(c)	TSFR1M + 0.454%	5.3090	12/25/36	13,697
187,955	Luminent Mortgage Trust Series 2006-7 1A1(c)	TSFR1M + 0.474%	5.3290	12/25/36	176,811
600,733	Luminent Mortgage Trust Series 2007-2 2A1(c)	TSFR1M + 0.574%	5.4290	05/25/37	489,066
131,786	MAFI II REMIC Trust Series 1999-A B1(d),(f)		8.0000	03/20/25	128,970
292,038	MASTR Adjustable Rate Mortgages Trust Series 2004-11 B1(c)	TSFR1M + 2.364%	7.2190	11/25/34	286,085
2,577,181	MASTR Adjustable Rate Mortgages Trust Series 2004-14 B2(c)	TSFR1M + 3.514%	8.3690	01/25/35	2,254,035
1,022,715	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A1(d)		1.8930	07/25/35	355,166
1,795,988	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A2(d)		1.8930	07/25/35	605,456
2,884,995	MASTR Adjustable Rate Mortgages Trust Series 2007-1 2A1(d)		4.5960	11/25/36	1,556,457
3,565,320	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 1A1(c)	12MTA + 0.800%	5.9230	12/25/46	2,546,332
299,007	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 2A1(c)	12MTA + 0.800%	5.9230	12/25/46	238,929
300,000	MASTR Adjustable Rate Mortgages Trust Series 2007-3 22A5(c)	TSFR1M + 0.794%	5.6490	05/25/47	241,886
12,559	MASTR Alternative Loan Trust Series 2004-10 4A1		6.0000	09/25/34	12,144
543,752	MASTR Alternative Loan Trust Series 2004-13 9A2		5.5000	01/25/35	287,109
49,976	MASTR Alternative Loan Trust Series 2005-6 30PO(h)		0.0000	12/25/35	11,808
97,859	MASTR Alternative Loan Trust Series 2005-6 3A1		5.5000	12/25/35	86,557
156,594	MASTR Asset Backed Securities Trust Series 2003-NC1 M4(c)	TSFR1M + 5.364%	4.3580	04/25/33	158,294

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
52,210	MASTR Asset Backed Securities Trust Series 2003-WMC2 M2(c)	TSFR1M + 2.589%	4.3310	08/25/33	$55,961
388,966	MASTR Asset Securitization Trust Series 2002-NC1 M3(c)	TSFR1M + 3.264%	8.1190	10/25/32	358,772
29,321	MASTR Asset Securitization Trust Series 2003-11 6A16		5.2500	12/25/33	28,754
78,883	MASTR Asset Securitization Trust Series 2004-9 3A7		5.2500	07/25/34	75,432
106,631	MASTR Asset Securitization Trust Series 2004-11 5A5		5.7500	12/25/34	85,631
942,375	MASTR Asset Securitization Trust Series 2004-11 5A4		5.7500	12/25/34	758,400
1,304,086	MASTR Reperforming Loan Trust Series 2005-1 1A4(f)		7.5000	08/25/34	982,238
47,274	MASTR Seasoned Securitization Trust Series 2003-1 3A2(c)	TSFR1M + 0.514%	5.3690	02/25/33	44,999
34,798	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 B5(d),(f)		6.1340	10/20/29	33,712
55,770	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 B4(d),(f)		6.1340	10/20/29	54,033
1,647,551	MERIT Securities Corporation Series 11PA B3(c),(f)	SOFRRATE + 2.364%	7.2100	09/28/32	1,524,278
693	MERIT Securities Corporation Series 12-1 1M1(e)		7.6300	07/28/33	690
114,348	Merrill Lynch Alternative Note Asset Trust Series 2007-AF1 1AF2		5.7500	05/25/37	110,202
251,632	Merrill Lynch Mortgage Backed Securities Trust Series 2007-1 2A1(d)		4.2710	04/25/37	219,191
1,720,548	Merrill Lynch Mortgage Investors Trust Series 2003-WMC2 B1(c)	TSFR1M + 4.389%	9.2440	02/25/34	1,262,994
927,752	Merrill Lynch Mortgage Investors Trust Series 2005-NC1 B3(c)	TSFR1M + 3.189%	8.0440	10/25/35	859,114
155,492	Merrill Lynch Mortgage Investors Trust Series 2006-AF1 PO(h)		0.0000	08/25/36	6
30,725	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B1(c)	TSFR1M + 1.059%	5.9140	08/25/28	28,306
23,504	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B2(c)	TSFR1M + 2.364%	7.2190	08/25/28	20,242
120,347	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-F B1(c)	TSFR1M + 1.014%	5.8690	10/25/28	112,610
96,010	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-2 1A(d)		7.1800	06/25/37	95,105
96,072	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2M1(d)		6.7700	03/25/33	75,114
1,055,650	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A7 2A1(d)		5.3700	09/25/35	851,073
9,181	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-NC8 M3(c)	TSFR1M + 3.264%	8.1190	09/25/33	9,383
889,084	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-NC10 B2(c)	TSFR1M + 5.739%	10.5940	10/25/33	988,897
710,256	Morgan Stanley A.B.S Capital I Inc Trust Series SD2 B1(c)	TSFR1M + 4.164%	9.0190	04/25/34	760,011
611,069	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-SD3 B1(c),(f)	TSFR1M + 3.339%	8.1940	06/25/34	655,077
198,446	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-HE7 M2(c)	TSFR1M + 1.059%	5.9140	08/25/34	199,357
766,895	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-HE8 M2(c)	TSFR1M + 1.134%	5.9890	09/25/34	765,478
995,415	Morgan Stanley A.B.S Capital I Inc Trust Series 2005-WMC2 M3(c)	TSFR1M + 0.819%	5.6740	02/25/35	981,128
1,680,039	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-NC4 A2D(c)	TSFR1M + 0.364%	5.2190	05/25/37	1,416,459
448,174	Morgan Stanley Dean Witter Capital I Inc Trust Series AM1 M2(c)	TSFR1M + 2.589%	7.4440	01/25/32	681,145
88,891	Morgan Stanley Dean Witter Capital I Inc Trust Series 2001-AM1 B1(c)	TSFR1M + 3.414%	8.2690	02/25/32	488,951

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
207,890	Morgan Stanley Dean Witter Capital I Inc Trust Series NC1 M3(c)	TSFR1M + 3.264%	8.1190	11/25/32	$316,185
1,642,789	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-NC2 B1(c)	TSFR1M + 5.739%	10.5940	02/25/33	1,764,714
4,910	Morgan Stanley Dean Witter Capital I Inc Trust Series 2002-AM3 B2(c)	TSFR1M + 5.739%	11.0640	02/25/33	625,904
80,049	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A1(d)		6.0590	03/25/33	70,011
304,966	Morgan Stanley Mortgage Loan Trust Series 2005-2AR B1(c)	TSFR1M + 0.614%	5.4690	04/25/35	236,798
181,162	Morgan Stanley Mortgage Loan Trust Series 2005-4 1A		5.0000	08/25/35	178,407
116,321	Morgan Stanley Mortgage Loan Trust Series 2005-8SL M1(c)	TSFR1M + 0.849%	5.7040	11/25/35	292,631
736,591	Morgan Stanley Mortgage Loan Trust Series 2005-10 4A1		5.5000	12/25/35	433,701
614,867	Morgan Stanley Mortgage Loan Trust Series 2005-9AR(d)		5.8150	12/25/35	574,942
4,469,863	Morgan Stanley Mortgage Loan Trust Series 2007-8XS A3W(d)		6.0000	04/25/37	2,942,867
69,838	Morgan Stanley Mortgage Loan Trust Series 2006-2 1A		5.2500	12/25/52	63,107
13,424	Morgan Stanley Re-REMIC Trust Series 2010-R7 3B(f)		5.5000	11/26/34	12,244
2,909,902	Morgan Stanley Re-REMIC Trust Series 2011-R1 1B(d),(f)		5.9420	02/26/37	3,409,492
689,598	Morgan Stanley Resecuritization Trust Series 2015-R7 1BXA(d),(f)		7.0600	02/26/29	633,828
1,203,304	Morgan Stanley Resecuritization Trust Series 2014-R4 4B2(d),(f)		5.6710	11/21/35	1,094,256
11,675,188	Mortgage Loan Resecuritization Trust Series 2009-RS1 B15(c),(f)	SOFRRATE + 0.454%	5.6550	04/16/36	7,885,190
2,536,547	MortgageIT Mortgage Loan Trust Series 2006-1 1A2(c)	TSFR1M + 0.514%	5.3690	04/25/36	1,882,735
136,092	MortgageIT Mortgage Loan Trust Series 2006-1 1A1(c)	TSFR1M + 0.574%	5.4290	04/25/36	127,896
232,512	MortgageIT Trust Series 2004-1 B2(c)	TSFR1M + 3.339%	8.1940	11/25/34	221,406
338,798,775	MortgageIT Trust Series 2005-2		0.0000	05/25/35	2,875,000
31,380	MortgageIT Trust Series 2005-2 1B1(c)	SOFRRATE + 1.539%	6.3940	05/25/35	31,381
303,809	MortgageIT Trust Series 2005-3 B3(c)	TSFR1M + 3.864%	8.7190	08/25/35	387,399
824,007	New Century Home Equity Loan Trust Series 2003-3 M3(c)	TSFR1M + 3.684%	8.5390	07/25/33	1,165,791
234,344	New Century Home Equity Loan Trust Series 2003-A M1(c),(f)	(TSFR1M + 0.114%) + 1.125%	3.6020	10/25/33	247,766
1,844	New Century Home Equity Loan Trust Series 2003-5 AI7(d)		4.8810	11/25/33	1,832
295,843	New Century Home Equity Loan Trust Series 2003-6 M1(c)	TSFR1M + 1.194%	6.0490	01/25/34	299,637
10,751,527	New Residential Mortgage Loan Trust Series 2019-5A B4IA(b),(d),(f)		0.5000	08/25/59	186,785
15,110,721	New Residential Mortgage Loan Trust Series 2019-5A B5IB(b),(d),(f)		0.7500	08/25/59	393,776
177,686	New York Mortgage Trust Series 2006-1 2A3(d)		5.0020	05/25/36	154,264
14,384	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AP1 A5(e)		5.8030	03/25/34	14,083
90,248	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5A3(c)	TSFR1M + 1.134%	5.9890	08/25/34	88,259
1,921,440	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR2 M2(c)	TSFR1M + 1.814%	6.6690	10/25/34	1,944,475

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
195,566	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 2A(d)		5.2520	06/25/36	$142,337
695,568	NovaStar Mortgage Funding Trust Series 2003-2 M2(c)	TSFR1M + 2.889%	7.7440	09/25/33	705,385
255,842	Oakwood Mortgage Investors, Inc. Series 1997-A B1		7.4500	05/15/27	231,093
4,288	Oakwood Mortgage Investors, Inc. Series 1997-B B1		7.7500	08/15/27	4,068
1,080,245	Oakwood Mortgage Investors, Inc. Series C B1(d)		7.4500	11/15/27	1,084,701
1,271,945	Oakwood Mortgage Investors, Inc. Series 1997-D B1(d)		7.3250	02/15/28	1,282,530
736,423	Oakwood Mortgage Investors, Inc. Series 1998-D M1(f)		7.4150	01/15/29	731,867
1,071,100	Oakwood Mortgage Investors, Inc. Series 2000-C M1		8.4900	10/15/30	1,038,152
1,818,975	Oakwood Mortgage Investors, Inc. Series 2001-D A2(d)		3.8340	08/15/31	734,845
178,972	Option One Mortgage Loan Trust Series 2004-1 M4(c)	TSFR1M + 2.589%	7.4440	01/25/34	156,428
104,819	Option One Mortgage Loan Trust Series 2004-2 M5(c)	TSFR1M + 3.114%	7.9690	05/25/34	97,901
861,647	Option One Mortgage Loan Trust Series 2007-FXD1 1A1(e)		5.8660	01/25/37	747,073
183,447	Option One Mortgage Loan Trust Series 2007-FXD2 2A6(e)		5.6800	03/25/37	164,190
350,992	Option One Mortgage Loan Trust Series 2007-FXD2 2A5(e)		6.1020	03/25/37	314,150
715,555	Option One Woodbridge Loan Trust Series 2004-1 M(c),(f)	TSFR1M + 1.614%	6.4690	02/25/34	713,167
566,545	Origen Manufactured Housing Contract Trust Series 2007-A A2(d)		7.8150	04/15/37	533,063
3,853,501	Origen Manufactured Housing Contract Trust Series 2006-A A2(d)		6.8760	10/15/37	3,562,434
5,129,208	Ownit Mortgage Loan Trust Series 2005-4 M1(c)	TSFR1M + 0.939%	5.7940	08/25/36	4,605,923
217,672	PHHMC Series Trust Series 2006-4 B1(d)		6.2940	12/18/36	214,739
65,352	Popular A.B.S, Inc. Series 1998-1 A1(e)		7.2000	12/25/29	62,012
69,702	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	68,089
1,509,577	Prime Mortgage Trust Series 2006-DR1 2A1(f)		5.5000	05/25/35	1,354,145
432,387	Prime Mortgage Trust Series 2006-DR1 2A2(f)		6.0000	05/25/35	363,812
453,332	Provident Bank Home Equity Loan Trust Series 1999-3 A3(c)	TSFR1M + 0.894%	5.3590	01/25/31	388,969
133,444	Provident Bank Home Equity Loan Trust Series 1999-3 A2(c)	TSFR1M + 0.954%	5.3890	01/25/31	117,565
351,254	Quest Trust Series 2003-X3 M3(c),(f)	TSFR1M + 4.989%	9.8440	02/25/34	463,548
2,633,612	RAAC Series Trust Series 2005-RP2 M6(c),(f)	SOFRRATE + 3.115%	6.9690	06/25/35	2,625,364
8,103,518	RAAC Series Trust Series 2005-SP3 SB		0.0000	12/25/35	6,160,673
1,873,140	RAAC Series Trust Series 2006-SP4 M4(c)	TSFR1M + 2.514%	7.3690	11/25/36	1,921,397
1,612,516	RAAC Series Trust Series 2006-SP1 M2(c)	TSFR1M + 0.939%	5.7940	09/25/45	1,153,400
6,971,840	RAAC Series Trust Series 2006-RP1 M3(c),(f)	TSFR1M + 2.889%	6.8190	10/25/45	6,980,544
2,759,324	RAAC Series Trust Series 2006-RP1 M4(c),(f)	TSFR1M + 2.927%	6.8440	10/25/45	2,791,316
4,000,000	RAAC Series Trust Series 2006-RP4 M2(c)	TSFR1M + 1.614%	6.4690	01/25/46	4,044,644
4,638,000	RAAC Series Trust Series 2006-RP4 M3(c)	TSFR1M + 2.114%	6.9690	01/25/46	4,736,699

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
265,984	RALI Series Trust Series 2004-QA4 NB21(d)		5.7230	09/25/34	$262,460
344,050	RALI Series Trust Series 2004-QA4 NB1(d)		6.0070	09/25/34	309,183
352,266	RALI Series Trust Series 2004-QA6 NB2(d)		4.4690	12/26/34	325,444
938,085	RALI Series Trust Series 2004-QA6 NB4(d)		4.9020	12/26/34	853,093
1,772,082	RALI Series Trust Series 2005-QA2 A1I(d)		1.5160	02/25/35	586,393
169,969	RALI Series Trust Series 2005-QA2 NB2(d)		4.7960	02/25/35	149,624
1,703,722	RALI Series Trust Series 2005-QA2 A1II(d)		4.8570	02/25/35	1,032,355
179,358	RALI Series Trust Series 2005-QA3 NB4(d)		0.0000	03/25/35	41,324
59,191	RALI Series Trust Series 2005-QA3 NB1(d)		3.6360	03/25/35	32,061
28,383	RALI Series Trust Series 2005-QA4 A42(d)		4.6320	04/25/35	27,936
672,001	RALI Series Trust Series 2005-QA6 NB23(d)		2.6310	05/25/35	326,885
31,733	RALI Series Trust Series 2005-QA8 NB2(d)		5.4580	07/25/35	29,470
372,182	RALI Series Trust Series 2005-QA8 CB21(d)		5.5540	07/25/35	206,954
2,624,297	RALI Series Trust Series 2005-QA9 NB21(d)		1.9500	08/25/35	1,024,490
1,258,019	RALI Series Trust Series 2005-QA9 CB3(d)		5.1420	08/25/35	1,157,416
4,973,951	RALI Series Trust Series 2005-QA11 3A1(d)		1.8520	10/25/35	1,798,237
20,915	RALI Series Trust Series 2005-QA11 6A1(d)		6.1580	10/25/35	18,622
1,222,051	RALI Series Trust Series 2005-QA12 CB3(d)		5.2430	12/25/35	1,135,058
135,437	RALI Series Trust Series 2005-QA12 NB2(d)		6.5230	12/25/35	131,754
196,392	RALI Series Trust Series 2006-QA2 3A1(d)		6.4500	02/25/36	165,621
7,269,395	RALI Series Trust Series 2006-QS11 2A1		1.8650	08/25/36	2,418,042
51,187	RALI Series Trust Series 2006-QS12 2A11		5.0000	09/25/36	37,732
282,400	RALI Series Trust Series 2007-QS4 1A4		6.2500	03/25/37	224,364
597,401	RALI Series Trust Series 2005-QO4 2A1(c)	TSFR1M + 0.674%	5.5290	12/25/45	416,593
2,949,446	RALI Series Trust Series 2007-QO5 A(c)	12MTA + 3.120%	6.8900	08/25/47	480,310
477,762	RAMP Series Trust Series 2003-SL1 A41		8.0000	04/25/31	465,537
407,306	RAMP Series Trust Series 2005-SL2 A5		3.8070	10/25/31	171,378
535,992	RAMP Series Trust Series 2004-SL1 A8		6.5000	11/25/31	483,750
437,008	RAMP Series Trust Series 2004-SL3 A4		3.9550	12/25/31	205,375
321,116	RAMP Series Trust Series 2005-SL1 A3		0.9790	05/25/32	44,573
785,068	RAMP Series Trust Series 2005-SL1 A7		8.0000	05/25/32	527,921
252,986	RAMP Series Trust Series 2004-SL4 A5		2.4360	07/25/32	96,292
650,166	RAMP Series Trust Series 2003-RS7 MII2(c)	TSFR1M + 1.914%	4.7630	08/25/33	631,716
361,774	RAMP Series Trust Series 2003-RS10 MII2(c)	TSFR1M + 1.814%	4.8520	11/25/33	360,329

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
1,762,757	RAMP Series Trust Series 2004-RS7 A3(d)		6.2290	07/25/34	$1,606,333
168,873	RAMP Series Trust Series 2006-RS6 A4(c)	TSFR1M + 0.654%	5.5090	11/25/36	139,343
2,742,835	RASC Series Trust Series 2004-KS11 M2(c)	SOFRRATE + 1.614%	6.4690	12/25/34	2,882,506
2,194,294	RBSGC Mortgage Loan Trust Series 2005-A 4A		6.0000	04/25/35	1,921,560
477,231	RBSGC Mortgage Loan Trust Series 2007-A 1A1		6.0000	01/25/37	414,551
1,275,847	RBSSP Resecuritization Trust Series 2009-6 8A3(d),(f)		6.0000	08/26/35	395,132
67,659	Renaissance Home Equity Loan Trust Series 2002-4 B(e)		4.2390	03/25/33	11,043
97,505	Renaissance Home Equity Loan Trust Series 2004-3 AF6(e)		5.3240	11/25/34	92,456
83,890	Renaissance Home Equity Loan Trust Series 2005-4 A4(e)		5.8250	02/25/36	82,122
68,712	Reperforming Loan REMIC Trust Series 2004-R1 2A(f)		6.5000	11/25/34	65,729
323,520	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(f)	TSFR1M + 0.534%	5.3890	07/25/36	298,216
177,716	Residential Asset Securitization Trust Series 2000-A6 B2		8.0000	10/25/30	116,111
221,421	Residential Asset Securitization Trust Series 2004-A2 2A1(c)	TSFR1M + 0.664%	5.5190	05/25/34	209,942
226,790	Residential Asset Securitization Trust Series 2006-A3CB PO(h)		0.0000	01/25/46	9,785
181,799	Residential Asset Securitization Trust Series 2006-A3CB AX(b),(d)		6.0000	01/25/46	35,565
925,076	RFMSI Series Trust Series 2005-SA1 2A(d)		4.3200	03/25/35	826,792
239,772	RFMSI Series Trust Series 2005-SA3 3A(d)		5.7690	08/25/35	203,366
688,090	RFMSI Series Trust Series 2005-SA5 2A(d)		5.0870	11/25/35	618,940
104,074	RFMSI Series Trust Series 2006-SA1 2A1(d)		5.8350	02/25/36	96,365
186,566	RFMSI Series Trust Series 2006-SA3 3A1(d)		6.1100	09/25/36	167,969
114,538	RFMSI Series Trust Series 2006-SA4 2A1(d)		5.5580	11/25/36	95,279
1,212,370	RFMSI Series Trust Series 2007-S9 1A1		6.0000	10/25/37	701,341
491,936	RFSC Series Trust Series 2002-RP2 A1(c),(f)	TSFR1M + 1.614%	6.4690	10/25/32	484,488
420,719	RFSC Trust Series 2002-RP1 A1(c),(f)	TSFR1M + 0.974%	5.8290	03/25/33	396,795
3,592	SACO I Trust Series 2007-1 A1(c)	TSFR1M + 0.434%	5.2890	01/25/37	4,551
24,118	SACO I Trust Series 2007-2 A1(c)	TSFR1M + 0.434%	5.2890	02/25/37	24,474
45,608	SACO I Trust Series 2005-WM2 M1(c)	TSFR1M + 0.939%	5.7940	07/25/35	47,003
706,601	Sail Net Interest Margin Notes Series BC1A B(f),(h)		0.0000	01/27/33	568,752
576,011	Sail Net Interest Margin Notes Series 2003-6A A(a),(f)		7.0000	07/27/33	1,749,594
3,180,517	SASCO ARC NIM Series 2003-5(f)		6.0000	06/27/33	3,156,649
2,216,726	Saxon Asset Securities Trust Series 2001-2 M1(c)	TSFR1M + 0.909%	5.7640	03/25/31	2,015,756
126,218	Sequoia Mortgage Trust Series 4 B(c)	TSFR1M + 1.364%	6.6760	04/22/25	54,500
30,495	Sequoia Mortgage Trust Series 6 B2(c)	TSFR1M + 1.164%	6.1290	04/19/27	26,609
16,041	Sequoia Mortgage Trust Series 2003-4 2B5(d)		6.7910	07/20/33	14,689

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
31,872	Sequoia Mortgage Trust Series 2003-4 2B3(d)		6.7910	07/20/33	$27,492
21,178	Sequoia Mortgage Trust Series 2003-4 2B2(d)		6.7910	07/20/33	18,453
120,736	Sequoia Mortgage Trust Series 2004-1 B1(c)	TSFR1M + 0.939%	5.9000	02/20/34	103,789
3,156,043	SHARPS OTC Series 2002-AQ1N		0.0000	04/25/31	1,975,000
37,693	Sofi Mortgage Trust Series 2016-1A 1AMF(d),(f)		3.0000	11/25/46	34,089
24,040	Soundview Home Loan Trust Series 2004-1 M2(c)	TSFR1M + 1.134%	5.9890	07/25/34	21,595
142,932	Soundview Home Loan Trust Series 2004-1 M7(c)	TSFR1M + 3.039%	7.8940	07/25/34	114,929
930,065	Soundview Home Loan Trust Series 2004-1 M9(c)	TSFR1M + 4.989%	9.8440	07/25/34	725,313
28,732,680	Soundview Home Loan Trust Series 2007-OPT4 X1(b),(d)		0.4420	09/25/37	732,462
1,349,382	Structured Adjustable Rate Mortgage Loan Trust Series 2005-14 A1(c)	TSFR1M + 0.424%	5.2790	07/25/35	809,750
180,551	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 2A1(d)		4.5310	04/25/47	169,591
281,185	Structured Asset Investment Loan Trust Series 2003-BC10 M2(c)	TSFR1M + 2.889%	7.7440	10/25/33	309,647
1,675,193	Structured Asset Investment Loan Trust Series 2003-BC10 M3(c)	TSFR1M + 3.414%	8.2690	10/25/33	1,848,517
282,449	Structured Asset Investment Loan Trust Series 2004-8 A9(c)	TSFR1M + 1.114%	5.9690	09/25/34	284,310
166,018	Structured Asset Mortgage Investments II Trust Series 2004-AR5 2A3(d)		5.1680	10/19/34	150,991
185,712	Structured Asset Mortgage Investments II Trust Series 2004-AR6 A1B(c)	TSFR1M + 0.514%	5.4790	02/19/35	175,362
1,138,719	Structured Asset Mortgage Investments II Trust Series 2006-AR3 21A1(c)	TSFR1M + 0.514%	5.3690	02/25/36	924,304
1,780,831	Structured Asset Mortgage Investments II Trust Series 2006-AR1 2A2(c)	TSFR1M + 0.734%	5.5890	02/25/36	1,761,267
4,212,945	Structured Asset Mortgage Investments II Trust Series 2006-AR3 24A1(d)		1.1530	05/25/36	831,337
121,591	Structured Asset Mortgage Investments II Trust Series 2006-AR3 22A1(d)		3.3530	05/25/36	59,066
53,962	Structured Asset Mortgage Investments II Trust Series 2007-AR2 1A1(c)	TSFR1M + 0.414%	5.2690	02/25/37	50,781
627,191	Structured Asset Mortgage Investments II Trust Series 2007-AR2 2A1(c)	TSFR1M + 0.374%	2.4980	03/25/37	228,766
1,257,347	Structured Asset Mortgage Investments II Trust Series 2006-AR5 3A1(c)	TSFR1M + 0.534%	2.9240	05/25/46	490,798
642,965	Structured Asset Mortgage Investments II Trust Series 2006-AR5 2A1(c)	TSFR1M + 0.534%	5.3890	05/25/46	427,986
285,476	Structured Asset Mortgage Investments Trust Series 2002-AR5 A2(c)	TSFR1M + 1.314%	6.2790	05/19/33	260,032
470,369	Structured Asset Sec Corp Mort Pass Thr Certs Series 1998-6 B2		6.5000	07/25/28	357,731
1,517,806	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A B1(d)		6.2840	01/25/34	1,170,558
340	Structured Asset Sec Mortgage Pass-Through Series 2002-21A B1II(d)		7.4490	11/25/32	343
84,615	Structured Asset Securities Corp Assistance Loan Series AL2 B1(f)		3.3560	01/25/31	65,720
957,132	Structured Asset Securities Corp Mor Cer Series 2003-31A B1(d)		6.6180	10/25/33	852,517

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
238,121	Structured Asset Securities Corp Mortgage Series 2003-39EX M3(e)		3.7630	08/25/33	$223,094
383,912	Structured Asset Securities Corp Mortgage Series 2004-11XS 1A5A(e)		4.8670	06/25/34	377,389
15,328	Structured Asset Securities Corp Mortgage Loan Series 2005-2XS 2A2(c)	TSFR1M + 1.614%	6.8150	02/25/35	16,070
157,113	Structured Asset Securities Corp Mortgage Loan Series WF2 B2(c),(f)	TSFR1M + 3.864%	8.7190	05/25/35	161,346
106,260	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A2		3.3750	08/25/31	105,821
508,696	TBW Mortgage-Backed Pass-Through Certificates Series 2006-1 2A1		6.5000	04/25/36	302,579
483,804	TBW Mortgage-Backed Trust Series 2006-2 1A3		1.5780	07/25/36	170,830
1,195,274	TBW Mortgage-Backed Trust Series 2006-6 A2B(e)		1.0140	01/25/37	269,292
285,682	Terwin Mortgage Trust Series 2004-1HE M2(c),(f)	TSFR1M + 2.589%	7.4440	02/25/34	210,207
2,307,554	Terwin Mortgage Trust Series 2004-21HE 2M3(c),(f)	TSFR1M + 2.739%	7.5940	12/25/34	2,292,069
3,050,000	Terwin Mortgage Trust Series 2006-8 1A2(d),(f)		0.0810	08/25/37	1,422,303
918,892	Terwin Mortgage Trust Series 2006-9HGA A3(c),(f)	TSFR1M + 0.674%	4.5396	10/25/37	288,069
297,541	Terwin Mortgage Trust Series 2006-17HE A2B1(c),(f)	TSFR1M + 0.514%	5.3690	01/25/38	342,851
281,268	Terwin Mortgage Trust Series 2007-6ALT A2(c),(f)	TSFR1M + 0.714%	5.5690	08/25/38	208,944
527,914	Terwin Mortgage Trust Series TMTS Series 2003-2HE(c)	TSFR1M + 1.014%	5.8690	07/25/34	558,574
139,127	Thornburg Mortgage Securities Trust Series 2007-3 2A1(c)	TSFR12M + 1.965%	5.7890	06/25/47	136,048
3,475,035	Truman Capital Mortgage Loan Trust Series 2002-2 M2(c),(f)	TSFR1M + 4.764%	9.6190	11/25/32	2,971,502
400,000	Truman Capital Mortgage Loan Trust Series 2006-1 M1(c),(f)	TSFR1M + 0.834%	5.6890	03/25/36	368,723
554,948	UCFC Home Equity Loan Trust Series 1998-D BV1(c)	TSFR1M + 3.364%	8.4610	12/15/28	676,758
1,077,450	UCFC Manufactured Housing Contract Series 1998-3 M1		6.5060	01/15/30	1,044,836
3,454	United National Home Loan Owner Trust Series 1999-1 M1(a),(e)		6.9100	03/25/25	3,697
744,568	Voyager CNTYW Delaware Trust Series 2009-1 5AU0(d),(f)		5.4510	02/16/36	703,052
2,343,710	Voyager CNTYW Delaware Trust Series 2009-1 5AT3(d),(f)		5.4510	02/16/36	2,196,005
5,968,073	Voyager CNTYW Delaware Trust Series 2009-1 5DS2(d),(f)		5.4110	05/16/36	5,697,116
2,365,238	Voyager OPTONE Delaware Trust Series 2009-1 SAA7(b),(d),(f)		1.1060	02/25/38	532,221
938,177	Wachovia Mortgage Loan Trust, LLC Series 2005-A 2A1(d)		4.2230	08/20/35	857,869
389,486	Wachovia Mortgage Loan Trust, LLC Series 2005-A 1A1(d)		6.9900	08/20/35	380,514
39,782	Wachovia Mortgage Loan Trust, LLC Series 2006-A 1A1(d)		2.8580	05/20/36	37,193
95,281	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B1(d)		5.3020	12/19/39	88,672
32,495	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B4(d),(f)		5.3020	12/19/39	29,246
24,381	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B5(d),(f)		5.3020	12/19/39	21,663
20,244	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B6(d),(f)		5.3020	12/19/39	15,308

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
93,022	WaMu Mortgage Pass-Through Certificates Series 2002-AR13 M1(d)		6.4950	10/25/32	$88,482
390,706	WaMu Mortgage Pass-Through Certificates Series 2002-AR19 B1(d)		5.5300	02/25/33	368,130
1,050,380	WaMu Mortgage Pass-Through Certificates Series 2003-S4 CB2(d)		0.2330	06/25/33	639,679
31,110	WaMu Mortgage Pass-Through Certificates Series 2003-AR5 A7(d)		6.2820	06/25/33	31,248
112,839	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 A1(d)		7.2660	06/25/33	110,716
162,176	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1B2(d)		6.5770	09/25/33	128,045
170,254	WaMu Mortgage Pass-Through Certificates Series AR9 1B1(d)		6.5770	09/25/33	152,694
609,103	WaMu Mortgage Pass-Through Certificates Series 2003-S13 CB1(d)		5.9450	01/25/34	559,465
59,608	WaMu Mortgage Pass-Through Certificates Series 2004-S2 2A4		5.5000	06/25/34	59,426
36,037	WaMu Mortgage Pass-Through Certificates Series AR16 2A2(d)		5.0710	12/25/35	32,570
40,964	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 3A1(d)		3.9660	10/25/36	35,431
180,275	WaMu Mortgage Pass-Through Certificates Series 2001-AR3 B1(d)		4.1380	11/25/41	155,923
58,284	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B4(c),(f)	12MTA + 1.400%	6.5230	06/25/42	47,189
73,983	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B3(c)	12MTA + 1.400%	6.5230	06/25/42	64,473
71,726	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B2(c)	12MTA + 1.400%	6.5230	06/25/42	63,619
143,130	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B1(c)	12MTA + 1.400%	6.5230	06/25/42	128,083
49,922	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B1(c)	12MTA + 1.400%	6.5230	08/25/42	47,185
11,774	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B3(c)	12MTA + 1.400%	6.5230	08/25/42	7,004
1,248,194	Washington Mutual Mortgage Pass-Through Series 2005-1 7A1		5.5000	03/25/35	1,056,287
1,709,013	Washington Mutual Mortgage Pass-Through Series 2006-AR1 A1A(c)	TSFR1M + 0.614%	5.4690	02/25/36	1,415,796
2,423,174	Washington Mutual Mortgage Pass-Through Series 2006-2 3CB		6.0000	03/25/36	1,864,681
416,311	Washington Mutual Mortgage Pass-Through Series 2006-AR5 3A(c)	12MTA + 0.940%	6.0630	07/25/46	256,576
801,962	Washington Mutual Mortgage Pass-Through Series 2006-AR6 2A(c)	12MTA + 0.960%	6.0830	08/25/46	438,528
20,832	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B4(f)		6.5000	10/19/29	19,960
20,832	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B5(f)		6.5000	10/19/29	19,971
306,393	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS2 CB4(d),(f)		0.0000	02/25/33	13,385
21,428	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR1 2A(d)		4.9500	02/25/33	20,750
161,251	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS3 CB3(d)		0.0000	03/25/33	72,776
34,525	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 B1		5.7500	03/25/33	33,888
24,133	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	24,743
578,699	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR2 M(d)		5.1960	05/25/33	567,874
584,022	Washington Mutual MSC Mortgage Pass-Through Series 2004-RA2 CB1(d)		7.0000	07/25/33	487,939

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.5% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 49.6% (Continued)
3,432,209	Washington Mutual Asset-Backed Certificates Series 2006-HE5 1A(c)	TSFR1M + 0.424%	4.3670	10/25/36	$2,591,045
12,167	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 AI9(d)		4.9800	04/25/34	12,216
37,559	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M6(c)	TSFR1M + 2.934%	7.7890	10/25/34	40,658
494,571	Wells Fargo Home Equity Asset-Backed Securities Series 2 M7(c)	TSFR1M + 4.614%	9.4690	10/25/34	508,637
693,175	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M9(c)	TSFR1M + 2.664%	7.5190	04/25/35	731,299
34,621	Wells Fargo Mortgage Backed Securities Series 2003-I B2(d)		7.4130	09/25/33	25,391
32,961	Wells Fargo Mortgage Backed Securities Series 2004-K 1A3(d)		7.4900	07/25/34	33,684
					449,283,992
	OTHER ABS — 0.1%
77,446	AFC Trust Series 2000-4 1A(c),(f)	TSFR1M + 0.884%	5.7390	01/25/31	76,320
668,943	Credit-Based Asset Servicing and Securitization, Series 2003-RP1 M2(c),(f)	TSFR1M + 4.614%	9.4690	03/25/33	541,191
39,154	Oakwood Mortgage Investors, Inc. Series 1996-B B1(d),(f)		8.4500	10/15/26	38,920
238,819	Oakwood Mortgage Investors, Inc. Series C B1(f)		7.9600	04/15/27	237,492
					893,923
	WHOLE BUSINESS — 0.0%(g)
2,000,000	LOANME Trust SBL Series 2019-1 C(e),(f)		15.0000	08/15/30	120,000

	TOTAL ASSET BACKED SECURITIES (Cost $714,382,717)				701,658,164

	CORPORATE BONDS — 17.3%
	BANKING — 0.4%
3,410,000	Southern Financial		10.6000	09/07/30	3,444,100

	INSURANCE — 14.2%
2,785,564	Ambac Assurance Corporation		0.0000	06/07/60	3,872,625
77,628,771	Ambac Assurance Corporation(f)		0.0000	06/07/69	107,923,252
10,652,561	MBIA Global Funding, LLC(f),(h),(j)		0.0000	12/15/31	3,954,763
42,493,421	MBIA Global Funding, LLC(h),(j)		0.0000	12/15/33	12,960,493
					128,711,133
	SPECIALTY FINANCE — 2.7%
11,646,694	MSP Deer Finance Syndicated Loan		17.0000	04/09/25	11,646,694

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.3% (Continued)
	SPECIALTY FINANCE — 2.7% (Continued)
1,831,162	OWS Cre Funding I, LLC Series MARG A(c),(f)	SOFRRATE + 5.014%	10.1110	09/15/25	$1,831,501
2,000,000	PDOF MSN Issuer, LLC(c),(f)	SOFRRATE + 4.500%	9.3400	03/01/25	1,970,377
993,605	US Capital Funding II Ltd.(c),(f),(j)	TSFR3M + 1.912%	7.1590	08/01/34	832,835
2,736,758	WATTS GUERRA 005-A Deer Finance Syndicate Loan		15.5000	10/30/25	2,736,758
4,000,000	X-Caliber Funding, LLC(f)		5.0000	10/01/25	3,913,254
1,275,000	X-Caliber Funding, LLC(f)		11.0000	10/01/25	1,255,164
					24,186,583
	TOTAL CORPORATE BONDS (Cost $162,619,195)				156,341,816

Shares
	SHORT-TERM INVESTMENTS — 4.4%
	MONEY MARKET FUNDS - 4.4%
40,294,142	First American Treasury Obligations Fund, Class X, 4.81% (Cost $40,294,142)(i)				40,294,142

	TOTAL INVESTMENTS - 99.8% (Cost $922,319,278)				$903,325,954
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%				2,253,348
	NET ASSETS - 100.0%				$905,579,302

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

PRIME	Prime Rate by Country United States

SOFR30A	United States 30 Day Average Secured Overnight Financing Rate

SOFRRATE	United States Secured Overnight Financing Rate

TSFR1M	1 Month Secured Overnight Financing Rate

TSFR3M	3 Month Secured Overnight Financing Rate

TSFR6M	6 Month Secured Overnight Financing Rate

TSFR12M	12 Month Secured Overnight Financing Rate

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

(a)	Non-income producing security.

(b)	Interest only securities.

(c)	Variable rate security; the rate shown represents the rate on September 30, 2024.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2024.

(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is $416,855,587 or 46.0% of net assets.

(g)	Percentage rounds to less than 0.1%.

(h)	Zero coupon bond.

(i)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(j)	Illiquid security. As of September 30, 2024 the total market value of illiquid securities is $19,398,219 or 2.1% of net assets.

RATIONAL REAL ASSETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.9%
	AEROSPACE & DEFENSE - 7.1%
158	General Dynamics Corporation	$47,748
76	Lockheed Martin Corporation	44,427
93	Northrop Grumman Corporation	49,111
446	Raytheon Technologies Corporation	54,036
		195,322
	CHEMICALS - 10.8%
148	Air Products and Chemicals, Inc.	44,066
833	Dow, Inc.	45,507
609	DuPont de Nemours, Inc.	54,268
203	Ecolab, Inc.	51,832
105	New Linde plc	50,070
139	Sherwin-Williams Company (The)	53,052
		298,795
	COMMERCIAL SUPPORT SERVICES - 5.1%
244	Republic Services, Inc.	49,005
257	Waste Connections, Inc.	45,957
225	Waste Management, Inc.	46,710
		141,672
	DIVERSIFIED INDUSTRIALS - 4.7%
360	Emerson Electric Company	39,373
184	Honeywell International, Inc.	38,035
528	Pentair PLC	51,633
		129,041
	ELECTRIC UTILITIES - 10.8%
445	American Electric Power Company, Inc.	45,657
1,051	Brookfield Infrastructure Partners, L.P.	36,827
391	Duke Energy Corporation	45,082
866	Fortis, Inc.	39,351
512	NextEra Energy, Inc.	43,279
484	SEMPRA	40,477
518	Southern Company (The)	46,713
		297,386

RATIONAL REAL ASSETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.9% (Continued)
	GAS & WATER UTILITIES - 1.3%
244	American Water Works Company, Inc.	$35,683

	MACHINERY - 3.1%
130	Caterpillar, Inc.	50,846
86	Deere & Company	35,890
		86,736
	METALS & MINING - 1.9%
1,037	Freeport-McMoRan, Inc.	51,767

	OIL & GAS PRODUCERS - 28.9%
305	Cheniere Energy, Inc.	54,851
197	Chevron Corporation	29,012
383	ConocoPhillips	40,322
902	Enbridge, Inc.	36,630
2,712	Energy Transfer, L.P.	43,528
1,292	Enterprise Products Partners, L.P.	37,610
284	EOG Resources, Inc.	34,912
341	Exxon Mobil Corporation	39,972
2,300	Kinder Morgan, Inc.	50,807
1,002	MPLX, L.P.	44,549
687	Occidental Petroleum Corporation	35,408
673	ONEOK, Inc.	61,330
1,122	Pembina Pipeline Corporation	46,271
295	Phillips 66	38,778
2,196	Plains GP Holdings, L.P., Class A	40,626
434	Targa Resources Corporation	64,237
703	TC Energy Corporation	33,428
1,447	Williams Companies, Inc. (The)	66,057
		798,328
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
454	Schlumberger Ltd	19,045

	REAL ESTATE INVESTMENT TRUSTS - 13.8%
298	Alexandria Real Estate Equities, Inc.	35,388

RATIONAL REAL ASSETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.9% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 13.8% (Continued)
134	American Tower Corporation	$31,163
170	Crown Castle, Inc.	20,167
286	Digital Realty Trust, Inc.	46,283
54	Equinix, Inc.	47,932
254	Prologis, Inc.	32,075
109	Public Storage	39,662
976	STAG Industrial, Inc.	38,152
442	Welltower, Inc.	56,589
1,013	Weyerhaeuser Company	34,300
		381,711
	RENEWABLE ENERGY - 1.2%
1,528	Atlantica Sustainable Infrastructure plc	33,585

	STEEL - 4.0%
235	Nucor Corporation	35,330
131	Reliance, Inc.	37,887
310	Steel Dynamics, Inc.	39,084
		112,301
	TRANSPORTATION & LOGISTICS - 7.5%
304	Canadian National Railway Company	35,614
490	Canadian Pacific Kansas City Ltd.	41,914
983	CSX Corporation	33,943
120	Norfolk Southern Corporation	29,820
166	Union Pacific Corporation	40,916
177	United Parcel Service, Inc., B	24,132
		206,339

	TOTAL COMMON STOCKS (Cost $2,346,999)	2,787,711

RATIONAL REAL ASSETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
19,118	First American Treasury Obligations Fund, Class X, 4.81% (Cost $19,118)(a)	$19,118

	TOTAL INVESTMENTS - 101.6% (Cost $2,366,117)	$2,806,829
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(42,832)
	NET ASSETS - 100.0%	$2,763,997

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Rate disclosed is the seven day effective yield as of September 30, 2024.

RATIONAL/RGN HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Fair Value

OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0%	$39,992
NET ASSETS - 100.0%	$39,992